Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 13.2%
Security	Principal Amount (000's omitted)	Value
Aimco CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.598%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	$3,000	$ 3,041,502
Alinea CLO Ltd., Series 2018-1A, Class E, 10.879%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	1,000	1,003,326
AMMC CLO 15 Ltd., Series 2014-15A, Class ERR, 11.828%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	500	501,347
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.759%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	2,000	2,005,168
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.867%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	2,000	2,032,762
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 8.292%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	2,000	2,023,338
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 9.156%, (3 mo. SOFR + 4.50%), 7/15/37(1)(2)	1,000	1,014,878
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	4,500	4,544,743
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.547%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	2,020,786
Benefit Street Partners CLO XXXII Ltd.:
Series 2023-32A, Class D, 8.876%, (3 mo. SOFR + 4.25%), 10/25/36(1)(2)	3,000	3,063,648
Series 2023-32A, Class E, 11.976%, (3 mo. SOFR + 7.35%), 10/25/36(1)(2)	2,000	2,042,004
BlueMountain CLO Ltd.:
Series 2016-3A, Class ER, 10.735%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	2,000	1,970,564
Series 2018-1A, Class E, 10.801%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	1,000	934,941
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.719%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	977,702
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.009%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	2,500	2,522,927
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.356%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,975,532
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.167%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	1,008,829
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.217%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,064,092
Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd., Series 2023-21A, Class D, 10.082%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	$3,000	$ 3,066,678
Canyon Capital CLO Ltd.:
Series 2016-2A, Class ER, 10.918%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	3,350	3,359,658
Series 2019-2A, Class ER, 11.668%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,005,235
Carlyle C17 CLO Ltd., Series C17A, Class DR, 10.851%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	1,750	1,756,157
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.418%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	2,007,728
Series 2014-4RA, Class D, 10.568%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,250	1,254,944
Series 2015-5A, Class DR, 11.579%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	1,001,815
Carlyle U.S. CLO Ltd.:
Series 2022-6A, Class DR, 9.376%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	5,400	5,535,691
Series 2022-6A, Class ER, 12.526%, (3 mo. SOFR + 7.90%), 10/25/36(1)(2)	2,000	2,058,524
Clover CLO Ltd., Series 2019-1A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	2,877	2,891,276
Dryden 41 Senior Loan Fund, Series 2015-41A, Class ER, 10.218%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	2,000	1,885,258
Dryden 42 Senior Loan Fund, Series 2016-42A, Class ERR, 11.156%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	1,000	1,012,966
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, 10.967%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,000	1,006,317
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,050,241
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.982%, (3 mo. SOFR + 4.35%), 7/18/37(1)(2)	1,000	1,023,018
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.417%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	4,000	4,093,844
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 8.167%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,033,826
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.563%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	3,275	3,283,698
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.129%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,100	1,103,120
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.717%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,007,252

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.626%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	$2,000	$ 2,028,856
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,000	3,048,021
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.782%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	3,000	3,042,096
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 11.706%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	3,000	3,011,151
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.256%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	3,500	3,556,423
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.806%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	1,000	1,003,036
Series 2019-22A, Class DRR, 7.556%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,000	3,028,659
Marble Point CLO XIX Ltd., Series 2020-3A, Class DR, 8.617%, (3 mo. SOFR + 4.00%), 1/19/34(1)(2)	3,000	3,010,359
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class ER, 11.079%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	2,017,452
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class ER, 11.379%, (3 mo. SOFR + 6.762%), 4/20/31(1)(2)	1,000	1,008,685
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 11.126%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,000	2,010,906
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,278	1,224,112
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 9.317%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	2,000	2,013,970
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 9.017%, (3 mo. SOFR + 4.40%), 10/20/37(1)(2)	1,500	1,508,262
Series 2023-27A, Class DR, 7.997%, (3 mo. SOFR + 3.35%), 7/16/35(1)(2)	2,000	2,016,254
Series 2024-32A, Class D1, 8.376%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	4,000	4,079,972
Octagon 68 Ltd.:
Series 2023-1A, Class D, 8.817%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	5,000	5,102,340
Series 2023-1A, Class E, 11.857%, (3 mo. SOFR + 7.24%), 10/20/36(1)(2)	2,000	2,046,316
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 10.759%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	2,000	2,005,592
Series 2018-1A, Class CR, 8.532%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	3,000	3,068,616
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd.: (continued)
Series 2019-1A, Class DR, 11.278%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	$2,000	$ 2,011,068
Series 2021-3A, Class E, 11.068%, (3 mo. SOFR + 6.412%), 1/15/35(1)(2)	2,500	2,515,992
Series 2023-3A, Class D, 9.317%, (3 mo. SOFR + 4.70%), 1/20/37(1)(2)	3,500	3,601,783
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.596%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	4,550	4,582,137
RAD CLO 22 Ltd., Series 2023-22A, Class D, 9.617%, (3 mo. SOFR + 5.00%), 1/20/37(1)(2)	3,000	3,094,425
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.868%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	2,000	1,967,846
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 10.838%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	1,000	1,003,846
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 7.642%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	2,000	2,032,140
Vibrant CLO 1X Ltd., Series 2018-9A, Class D, 11.129%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	1,000	984,899
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.649%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	575	577,184
Voya CLO Ltd.:
Series 2015-3A, Class DR, 11.079%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	3,000	2,870,163
Series 2016-3A, Class DR, 10.974%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	1,400	1,366,337
Series 2024-2A, Class D, 8.209%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	2,000	2,030,234
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.158%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	2,000	1,963,750
Total Asset-Backed Securities (identified cost $158,534,737)		$ 160,618,217

Closed-End Funds — 1.8%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$ 21,469,960
Total Closed-End Funds (identified cost $26,062,179)		$ 21,469,960

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 28.2%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$2,589	$ 2,481,205
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	10,614	10,990,330
Series 2024-2, Class A, 8.79%, 11/25/59(1)(4)	11,173	11,643,319
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	90	90,733
Series 2122, Class K, 6.00%, 2/15/29	15	15,364
Series 2130, Class K, 6.00%, 3/15/29	10	10,539
Series 2167, Class BZ, 7.00%, 6/15/29	10	10,064
Series 2182, Class ZB, 8.00%, 9/15/29	116	119,821
Series 2198, Class ZA, 8.50%, 11/15/29	81	82,914
Series 2458, Class ZB, 7.00%, 6/15/32	253	263,440
Series 3762, Class SH, 0.406%, (9.771% - 30-day SOFR Average x 2.00, Floor 0.00%), 11/15/40(5)	343	244,307
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,000,623
Series 4273, Class SP, 0.00%, (11.695% - 30-day SOFR Average x 2.667, Floor 0.00%), 11/15/43(5)	503	385,331
Series 4678, Class PC, 3.00%, 1/15/46	1,941	1,796,619
Series 5035, Class AZ, 2.00%, 11/25/50	8,310	3,651,253
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(5)	2,047	1,100,713
Series 5327, Class B, 6.00%, 8/25/53	5,000	5,058,570
Series 5353, Class AZ, 6.50%, 11/25/53	2,157	2,253,914
Series 5410, Class KY, 6.00%, 5/25/54	36,000	36,030,481
Series 5414, Class CZ, 5.50%, 5/25/54	10,373	9,938,756
Series 5424, Class CZ, 6.00%, 6/25/54	15,809	15,773,590
Series 5428, Class Z, 6.00%, 7/25/54	4,122	4,097,486
Series 5429, Class DZ, 6.00%, 7/25/54	3,091	3,091,487
Series 5453, Class DZ, 5.50%, 9/25/54	5,092	4,740,236
Series 5478, Class SG, 5.459%, (15.510% - 30-day SOFR Average x 2.20), 12/25/54(5)	7,986	7,845,033
Interest Only:(6)
Series 284, Class S6, 1.388%, (5.986% - 30-day SOFR Average), 10/15/42(5)	951	88,260
Series 362, Class C7, 3.50%, 9/15/47	3,927	771,459
Series 362, Class C11, 4.00%, 12/15/47	3,621	813,602
Series 4067, Class JI, 3.50%, 6/15/27	260	7,227
Series 4070, Class S, 1.388%, (5.986% - 30-day SOFR Average), 6/15/32(5)	1,819	98,407
Series 4094, Class CS, 1.288%, (5.886% - 30-day SOFR Average), 8/15/42(5)	493	44,898
Series 4095, Class HS, 1.388%, (5.986% - 30-day SOFR Average), 7/15/32(5)	319	10,640
Series 4109, Class ES, 1.438%, (6.036% - 30-day SOFR Average), 12/15/41(5)	81	7,753
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4110, Class SA, 0.938%, (5.536% - 30-day SOFR Average), 9/15/42(5)	$1,583	$ 93,128
Series 4149, Class S, 1.538%, (6.136% - 30-day SOFR Average), 1/15/33(5)	978	56,985
Series 4188, Class AI, 3.50%, 4/15/28	185	4,027
Series 4203, Class QS, 1.538%, (6.136% - 30-day SOFR Average), 5/15/43(5)	1,870	122,814
Series 4408, Class IP, 3.50%, 4/15/44	1,268	156,562
Series 4435, Class BI, 3.50%, 7/15/44	2,365	336,121
Series 4629, Class QI, 3.50%, 11/15/46	1,089	199,200
Series 4644, Class TI, 3.50%, 1/15/45	1,121	142,914
Series 4744, Class IO, 4.00%, 11/15/47	1,840	392,687
Series 4749, Class IL, 4.00%, 12/15/47	819	175,029
Series 4793, Class SD, 1.488%, (6.086% - 30-day SOFR Average), 6/15/48(5)	3,838	427,112
Series 4966, Class SY, 1.367%, (5.936% - 30-day SOFR Average), 4/25/50(5)	10,265	1,234,215
Principal Only:(7)
Series 242, Class PO, 0.00%, 11/15/36	1,525	1,220,226
Series 259, Class PO, 0.00%, 4/15/39	989	775,434
Series 3606, Class PO, 0.00%, 12/15/39	970	741,906
Series 4417, Class KO, 0.00%, 12/15/43	184	123,593
Series 4478, Class PO, 0.00%, 5/15/45	539	385,463
Federal National Mortgage Association:
Series 1996-57, Class Z, 7.00%, 12/25/26	29	29,420
Series 1997-77, Class Z, 7.00%, 11/18/27	31	32,189
Series 1998-44, Class ZA, 6.50%, 7/20/28	42	43,026
Series 1999-45, Class ZG, 6.50%, 9/25/29	13	12,846
Series 2000-22, Class PN, 6.00%, 7/25/30	183	185,619
Series 2002-21, Class PE, 6.50%, 4/25/32	141	145,110
Series 2005-75, Class CS, 5.467%, (23.742% - 30-day SOFR Average x 4.00), 9/25/35(5)	454	486,658
Series 2007-74, Class AC, 5.00%, 8/25/37	1,676	1,667,162
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	183	174,854
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,324	1,004,141
Series 2013-6, Class TA, 1.50%, 1/25/43	986	847,023
Series 2013-67, Class NF, 5.00%, (30-day SOFR Average + 1.114%, Cap 5.00%), 7/25/43(2)	947	890,106
Series 2017-15, Class LE, 3.00%, 6/25/46	371	362,063
Series 2017-48, Class LG, 2.75%, 5/25/47	1,239	1,072,042
Series 2019-29, Class WC, 1.352%, 6/25/48(4)	843	0
Series 2024-90, Class ES, 5.569%, (15.620% - 30-day SOFR Average x 2.20), 10/25/54(5)	9,990	10,231,052
Series 2024-98, Class J, 0.125%, 12/25/53	20,000	15,832,934
Interest Only:(6)
Series 2011-101, Class IC, 3.50%, 10/25/26	425	6,048
Series 2011-101, Class IE, 3.50%, 10/25/26	138	1,948

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2012-33, Class CI, 3.50%, 3/25/27	$55	$ 114
Series 2012-118, Class IN, 3.50%, 11/25/42	2,561	493,170
Series 2012-124, Class IO, 1.758%, 11/25/42(4)	961	43,389
Series 2012-125, Class IG, 3.50%, 11/25/42	8,035	1,642,559
Series 2012-150, Class SK, 1.467%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,473	146,602
Series 2013-12, Class SP, 0.967%, (5.536% - 30-day SOFR Average), 11/25/41(5)	208	3,447
Series 2013-15, Class DS, 1.517%, (6.086% - 30-day SOFR Average), 3/25/33(5)	2,735	140,470
Series 2013-16, Class SY, 1.467%, (6.036% - 30-day SOFR Average), 3/25/43(5)	822	82,791
Series 2013-64, Class PS, 1.567%, (6.136% - 30-day SOFR Average), 4/25/43(5)	1,026	74,468
Series 2013-75, Class SC, 1.567%, (6.136% - 30-day SOFR Average), 7/25/42(5)	1,118	27,922
Series 2014-32, Class EI, 4.00%, 6/25/44	308	57,086
Series 2014-55, Class IN, 3.50%, 7/25/44	627	118,076
Series 2014-89, Class IO, 3.50%, 1/25/45	839	160,255
Series 2015-52, Class MI, 3.50%, 7/25/45	738	140,922
Series 2018-21, Class IO, 3.00%, 4/25/48	3,402	544,430
Series 2019-1, Class AS, 1.317%, (5.886% - 30-day SOFR Average), 2/25/49(5)	5,290	360,071
Series 2019-33, Class SK, 1.367%, (5.936% - 30-day SOFR Average), 7/25/49(5)	3,570	342,902
Series 2020-23, Class SP, 1.367%, (5.936% - 30-day SOFR Average), 2/25/50(5)	3,206	388,495
Principal Only:(7)
Series 379, Class 1, 0.00%, 5/25/37	950	753,078
Series 2006-8, Class WQ, 0.00%, 3/25/36	1,540	1,244,490
Government National Mortgage Association:
Series 2017-121, Class DF, 4.985%, (1 mo. SOFR + 0.614%, Cap 5.00%), 8/20/47(2)	2,725	2,633,728
Series 2017-137, Class AF, 4.985%, (1 mo. SOFR + 0.614%, Cap 5.00%), 9/20/47(2)	1,412	1,364,088
Series 2018-6, Class JZ, 4.00%, 1/20/48	5,471	4,833,803
Series 2021-160, Class NZ, 3.00%, 9/20/51	1,572	827,225
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,501	5,236,146
Series 2022-189, Class US, 5.85%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	3,793	3,950,328
Series 2023-56, Class ZE, 6.00%, 4/20/53	11,049	11,202,915
Series 2023-63, Class S, 5.667%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	3,655	3,740,902
Series 2023-65, Class SD, 5.667%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(5)	5,223	5,416,645
Series 2023-96, Class BL, 6.00%, 7/20/53	4,326	4,324,988
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,536,719
Series 2023-97, Class CB, 6.00%, 7/20/53	10,000	10,013,177
Series 2023-99, Class AL, 6.00%, 7/20/53	2,500	2,536,799
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-102, Class SG, 5.386%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	$6,347	$ 6,253,166
Series 2023-115, Class AL, 6.00%, 8/20/53	8,500	8,636,724
Series 2023-116, Class CY, 6.00%, 8/20/53	5,000	4,949,139
Series 2023-133, Class S, 7.786%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(5)	3,401	3,547,568
Series 2023-149, Class S, 7.636%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	3,894	4,167,626
Series 2023-150, Class AS, 9.80%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(5)	2,186	2,415,000
Series 2023-153, Class SM, 9.582%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(5)	2,724	3,007,737
Series 2023-164, Class EL, 6.00%, 11/20/53	6,000	6,095,103
Series 2023-165, Class DY, 6.00%, 11/20/53	12,000	12,236,318
Series 2023-165, Class EY, 6.50%, 11/20/53	30,000	30,874,260
Series 2023-173, Class AX, 6.00%, 11/20/53	6,000	6,068,440
Series 2023-181, Class CL, 6.50%, 11/20/53	2,000	2,083,428
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,047,651
Interest Only:(6)
Series 2017-104, Class SD, 1.715%, (6.086% - 1 mo. SOFR), 7/20/47(5)	2,117	235,647
Series 2020-151, Class AI, 2.00%, 10/20/50	10,700	1,291,420
Series 2020-154, Class PI, 2.50%, 10/20/50	9,566	1,286,855
Series 2020-176, Class HI, 2.50%, 11/20/50	11,230	1,515,444
Series 2021-131, Class QI, 3.00%, 7/20/51	8,599	1,209,980
Series 2021-193, Class IU, 3.00%, 11/20/49	18,491	2,665,437
Series 2021-209, Class IW, 3.00%, 11/20/51	12,054	1,651,230
JPM Lending Facility, 11.305%, (SOFR + 7.00%), 7/15/29(2)	8,250	8,272,696
Total Collateralized Mortgage Obligations (identified cost $382,079,078)		$ 342,063,100

Commercial Mortgage-Backed Securities — 4.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$910	$ 472,855
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	3,505	737,696
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.529%, 2/15/50(1)(4)	2,200	1,373,389
BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	2,000	1,989,999

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class C, 4.742%, 1/10/48(4)	$1,300	$ 1,264,747
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(4)	3,500	3,163,545
Series 2016-C7, Class D, 4.363%, 12/10/54(1)(4)	1,675	1,389,462
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	2,218	2,016,289
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(4)	6,002	5,548,983
Series 2015-CR22, Class D, 4.071%, 3/10/48(1)(4)	4,100	3,110,281
CSMC Trust:
Series 2016-NXSR, Class C, 4.421%, 12/15/49(4)	2,770	2,391,147
Series 2016-NXSR, Class D, 4.421%, 12/15/49(1)(4)	3,000	2,337,787
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	1,448	1,465,424
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 10.143%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	5,000	5,077,250
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.512%, 9/15/47(1)(4)	1,376	805,043
Series 2014-C23, Class D, 4.049%, 9/15/47(1)(4)	3,488	3,010,813
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(4)	3,200	1,633,292
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(4)	385	363,464
Series 2013-C16, Class D, 4.884%, 12/15/46(1)(4)	2,573	2,416,278
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	326,809
Series 2021-MHC, Class C, 6.063%, (1 mo. SOFR + 1.664%), 4/15/38(1)(2)	1,900	1,899,809
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.274%, 6/15/47(4)(8)	73	70,230
Series 2015-C23, Class D, 4.137%, 7/15/50(1)(4)(8)	2,670	2,540,039
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	3,577	2,896,030
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(8)	1,600	1,173,388
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	4,489	2,377,214
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.929%, 4/10/46(1)(4)	3,764	3,270,502
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,099,656
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,623,185
Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	$1,500	$ 1,045,990
Total Commercial Mortgage-Backed Securities (identified cost $69,243,052)		$ 59,890,596

Common Stocks — 0.9%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(9)(10)(11)	31	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(10)(11)	26,092	$ 547,932
Phoenix Services International LLC(10)(11)	17,026	70,232
Phoenix Services International LLC(10)(11)	1,554	6,410
		$ 624,574
Containers and Glass Products — 0.0%(12)
LG Parent Holding Co.(10)(11)	166,175	$ 505,421
		$ 505,421
Electronic Equipment, Instruments & Components — 0.1%
Range Red Acquisitions LLC, Class A1(9)(10)(11)	516	$ 1,128,544
		$ 1,128,544
Electronics/Electrical — 0.0%(12)
Skillsoft Corp.(10)(11)	7,153	$ 171,386
		$ 171,386
Energy — 0.1%
Enviva LLC(10)	58,260	$ 1,019,579
		$ 1,019,579
Entertainment — 0.0%(12)
New Cineworld Ltd.(10)(11)	12,854	$ 327,456
		$ 327,456
Health Care — 0.1%
Akorn Holding Co. LLC(9)(10)(11)	42,374	$ 0
Envision Parent, Inc.(10)(11)	146,518	1,697,191
		$ 1,697,191

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(10)(11)	246,099	$ 1,768,837
Serta SSB Equipment Co.(9)(10)(11)	246,099	0
		$ 1,768,837
Investment Companies — 0.0%(12)
Aegletes BV(10)(11)	11,215	$ 7,996
		$ 7,996
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(11)	7,669	$ 633,651
		$ 633,651
Oil and Gas — 0.0%(12)
AFG Holdings, Inc.(9)(10)(11)	29,751	$ 0
Frontera Energy Corp.	634	3,811
		$ 3,811
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(10)(11)	560	$ 285
Covis Midco 1 SARL, Class B(10)(11)	560	286
Covis Midco 1 SARL, Class C(10)(11)	560	286
Covis Midco 1 SARL, Class D(10)(11)	560	286
Covis Midco 1 SARL, Class E(10)(11)	560	286
Endo, Inc.(10)(11)	21,612	517,607
Mallinckrodt International Finance SA(10)(11)	31,584	2,786,498
		$ 3,305,534
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(9)(10)(11)	807	$ 0
Jubilee Enterprise PCL, Class A2(9)(10)(11)	644,824	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(9)(10)(11)	582	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(9)(10)(11)	37,259	$ 0
		$ 0
Total Common Stocks (identified cost $13,703,349)		$ 11,193,980

Convertible Bonds — 0.2%
Security	Principal Amount* (000's omitted)		Value
Energy — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)		1,825	$ 1,722,453
			$ 1,722,453
Internet Software & Services — 0.0%(12)
Delivery Hero SE, 2.125%, 3/10/29(13)	EUR	300	$ 264,570
			$ 264,570
Real Estate Investment Trusts (REITs) — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26		795	$ 742,212
			$ 742,212
Total Convertible Bonds (identified cost $2,717,044)			$ 2,729,235

Corporate Bonds — 46.2%
Security	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.1%
Bombardier, Inc.:
7.00%, 6/1/32(1)		710	$ 723,143
7.25%, 7/1/31(1)		825	851,834
7.875%, 4/15/27(1)		708	709,515
8.75%, 11/15/30(1)		1,125	1,210,708
Moog, Inc., 4.25%, 12/15/27(1)		955	912,292
TransDigm, Inc.:
4.625%, 1/15/29		2,965	2,778,954
5.50%, 11/15/27		2,552	2,509,775
6.375%, 3/1/29(1)		650	652,257
6.625%, 3/1/32(1)		1,045	1,055,738
6.75%, 8/15/28(1)		1,812	1,830,072
			$ 13,234,288
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		814	$ 803,703
			$ 803,703
Air Transport — 0.1%
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(13)(14)	EUR	200	$ 207,794
Gatwick Airport Finance PLC, 4.375%, 4/7/26(13)	GBP	300	370,029

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Air Transport (continued)
Heathrow Finance PLC:
4.125%, 9/1/29(13)	GBP	100	$ 114,846
6.625%, 3/1/31(13)	GBP	220	277,268
			$ 969,937
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		2,806	$ 2,454,798
9.50%, 6/1/28(1)		494	497,678
			$ 2,952,476
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)		1,366	$ 1,396,843
			$ 1,396,843
Automotive — 1.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		512	$ 477,194
4.75%, 3/1/30		1,134	1,061,657
5.00%, 2/15/32(1)		217	198,189
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(13)	EUR	150	155,564
6.25%, 5/15/26(1)		1,504	1,507,227
8.50%, 5/15/27(1)		3,484	3,495,832
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(13)	EUR	100	113,617
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		1,030	835,416
Ford Motor Co., 4.75%, 1/15/43		53	41,831
Forvia SE:
2.375%, 6/15/29(13)	EUR	100	93,192
2.75%, 2/15/27(13)	EUR	100	99,906
5.50%, 6/15/31(13)	EUR	505	522,807
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		1,433	1,317,420
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(15)		200	193,347
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(13)(15)	EUR	100	109,561
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	595,515
4.375%, 1/15/31(1)		1,171	1,066,022
4.625%, 12/15/27(1)		514	497,704
Mahle GmbH, 6.50%, 5/2/31(13)	EUR	100	102,038
RCI Banque SA, 5.50% to 7/9/29, 10/9/34(13)(14)	EUR	100	106,000
Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		2,173	$ 1,870,228
Renault SA:
2.375%, 5/25/26(13)	EUR	100	102,423
2.50%, 6/2/27(13)	EUR	600	612,972
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,198,635
4.875%, 11/15/31(1)		1,081	970,905
Volkswagen International Finance NV, 7.875% to 9/6/32(13)(14)(16)	EUR	200	231,383
ZF Europe Finance BV, 6.125%, 3/13/29(13)	EUR	200	212,274
ZF Finance GmbH, 5.75%, 8/3/26(13)	EUR	100	105,665
			$ 17,894,524
Beverage and Tobacco — 0.2%
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,942	$ 1,929,868
			$ 1,929,868
Building and Development — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		392	$ 361,084
4.625%, 4/1/30(1)		1,097	996,505
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		2,498	2,208,263
5.00%, 3/1/30(1)		1,085	1,035,070
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		2,055	1,809,631
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.375%, 12/15/30(13)	EUR	600	658,692
6.625%, 12/15/30(1)		1,782	1,786,604
HT Troplast GmbH, 9.375%, 7/15/28(13)	EUR	125	137,325
James Hardie International Finance DAC, 3.625%, 10/1/26(13)	EUR	400	414,638
KB Home:
4.00%, 6/15/31		86	75,997
4.80%, 11/15/29		556	524,656
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,620	1,633,189
Meritage Homes Corp., 3.875%, 4/15/29(1)		596	557,512
Miller Homes Group Finco PLC:
7.00%, 5/15/29(13)	GBP	100	121,923
8.273%, (3 mo. EURIBOR + 5.25%), 5/15/28(2)(13)	EUR	200	208,742
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		559	529,415
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		1,187	1,122,653
6.375%, 11/1/32(1)		995	963,909

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		3,078	$ 3,005,469
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		1,764	1,796,318
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		670	671,649
Standard Industries, Inc.:
2.25%, 11/21/26(13)	EUR	125	127,020
3.375%, 1/15/31(1)		2,339	2,007,400
4.375%, 7/15/30(1)		1,779	1,631,325
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		1,068	1,134,249
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		808	814,765
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,237	1,229,595
			$ 27,563,598
Business Equipment and Services — 0.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,900	$ 1,865,626
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		630	644,698
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)		1,426	1,300,843
9.75%, 7/15/27(1)		1,148	1,157,133
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)		1,316	1,240,790
4.625%, 6/1/28(1)		549	519,543
			$ 6,728,633
Cable and Satellite Television — 1.7%
Altice Financing SA:
2.25%, 1/15/25(13)	EUR	400	$ 411,336
3.00%, 1/15/28(13)	EUR	100	80,604
4.25%, 8/15/29(13)	EUR	200	158,291
5.00%, 1/15/28(1)		814	637,959
5.75%, 8/15/29(1)		611	447,935
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,589	2,259,538
4.50%, 8/15/30(1)		1,814	1,630,398
4.50%, 5/1/32		535	460,805
4.75%, 3/1/30(1)		1,789	1,635,721
5.00%, 2/1/28(1)		1,755	1,693,116
5.375%, 6/1/29(1)		595	569,582
6.375%, 9/1/29(1)		1,974	1,959,316
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)		340	331,624
DISH Network Corp., 11.75%, 11/15/27(1)		1,293	1,371,093
Security	Principal Amount* (000's omitted)		Value
Cable and Satellite Television (continued)
Virgin Media Finance PLC:
3.75%, 7/15/30(13)	EUR	125	$ 119,777
5.00%, 7/15/30(1)		1,327	1,124,844
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	120	150,151
Virgin Media Secured Finance PLC:
4.50%, 8/15/30(1)		278	240,424
5.25%, 5/15/29(13)	GBP	200	233,753
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(13)	GBP	725	848,144
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,862	1,765,275
VZ Vendor Financing II BV, 2.875%, 1/15/29(13)	EUR	200	190,530
Ziggo Bond Co. BV:
3.375%, 2/28/30(13)	EUR	230	217,686
5.125%, 2/28/30(1)		560	505,329
6.00%, 1/15/27(1)		745	739,605
Ziggo BV, 4.875%, 1/15/30(1)		628	578,161
			$ 20,360,997
Capital Goods — 0.1%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$ 888,381
4.125%, 4/15/29(1)		733	683,848
			$ 1,572,229
Chemicals — 0.3%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(15)		1,360	$ 1,384,588
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,315	2,480,851
CTEC II GmbH, 5.25%, 2/15/30(13)	EUR	250	239,469
			$ 4,104,908
Chemicals and Plastics — 1.1%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(13)	EUR	300	$ 306,762
Avient Corp.:
6.25%, 11/1/31(1)		893	881,819
7.125%, 8/1/30(1)		1,762	1,807,422
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		2,419	2,523,428
Herens Holdco SARL, 4.75%, 5/15/28(1)		545	503,500
Herens Midco SARL, 5.25%, 5/15/29(13)	EUR	400	345,438
INEOS Finance PLC:
2.875%, 5/1/26(13)	EUR	100	103,313
6.375%, 4/15/29(13)	EUR	100	108,859

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals and Plastics (continued)
Italmatch Chemicals SpA, 10.00%, 2/6/28(13)	EUR	400	$ 438,762
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		1,648	1,520,019
Olympus Water U.S. Holding Corp.:
3.875%, 10/1/28(13)	EUR	110	111,493
9.625%, 11/15/28(13)	EUR	525	580,569
9.75%, 11/15/28(1)		2,512	2,668,413
Valvoline, Inc., 3.625%, 6/15/31(1)		1,403	1,202,074
			$ 13,101,871
Clothing/Textiles — 0.2%
Hanesbrands, Inc., 9.00%, 2/15/31(1)		1,710	$ 1,824,973
PrestigeBidCo GmbH, 6.929%, (3 mo. EURIBOR + 3.75%), 7/1/29(2)(13)	EUR	100	105,310
William Carter Co., 5.625%, 3/15/27(1)		811	804,845
			$ 2,735,128
Commercial Services — 2.1%
Amber Finco PLC, 6.625%, 7/15/29(1)	EUR	165	$ 181,151
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		2,227	2,008,603
4.625%, 10/1/27(1)		156	148,999
APi Group DE, Inc., 4.75%, 10/15/29(1)		2,510	2,372,833
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(13)	EUR	100	101,972
Belron U.K. Finance PLC:
4.625%, 10/15/29(1)	EUR	230	244,529
5.75%, 10/15/29(1)		1,853	1,835,506
Boels Topholding BV, 5.75%, 5/15/30(13)	EUR	430	467,074
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		1,328	1,393,277
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(13)	GBP	200	268,461
Cimpress PLC, 7.375%, 9/15/32(1)		885	880,308
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,674	1,571,224
IPD 3 BV, 8.00%, 6/15/28(13)	EUR	425	465,550
Korn Ferry, 4.625%, 12/15/27(1)		1,412	1,364,442
Loxam SAS, 2.875%, 4/15/26(13)	EUR	100	103,138
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		2,923	2,806,288
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,647	1,530,005
Pachelbel Bidco SpA:
7.125%, 5/17/31(1)	EUR	120	133,493
7.125%, 5/17/31(13)	EUR	100	111,244
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		1,046	1,064,710
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		266	$ 230,235
Techem Verwaltungsgesellschaft 675 GmbH, 5.375%, 7/15/29(13)	EUR	200	214,796
Verisure Holding AB:
3.25%, 2/15/27(13)	EUR	200	204,551
9.25%, 10/15/27(13)	EUR	100	108,876
VT Topco, Inc., 8.50%, 8/15/30(1)		2,193	2,325,435
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,234	1,268,730
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		2,060	2,053,723
			$ 25,459,153
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		1,042	$ 1,051,084
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		1,085	1,116,522
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		1,272	1,280,787
McAfee Corp., 7.375%, 2/15/30(1)		2,175	2,115,169
Seagate HDD Cayman:
4.091%, 6/1/29		418	390,195
9.625%, 12/1/32		1,800	2,030,964
			$ 7,984,721
Containers and Glass Products — 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(13)	EUR	1,225	$ 1,084,866
4.00%, 9/1/29(1)		1,139	979,703
Berry Global, Inc., 5.625%, 7/15/27(1)		968	967,371
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		2,027	1,827,177
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	646,316
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	742,429
			$ 6,247,862
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(1)		441	$ 407,091
5.50%, 6/1/28(1)		1,067	1,045,296
			$ 1,452,387
Distribution & Wholesale — 0.9%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		1,959	$ 1,954,306

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Distribution & Wholesale (continued)
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	$ 2,256,427
5.50%, 10/15/27(1)		935	928,064
6.125%, 9/15/32(1)		960	961,156
Rexel SA, 5.25%, 9/15/30(13)	EUR	150	163,628
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)		1,132	1,158,761
7.75%, 3/15/31(1)		422	441,830
Travis Perkins PLC, 3.75%, 2/17/26(13)	GBP	125	153,108
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		2,347	2,472,473
			$ 10,489,753
Diversified Financial Services — 1.1%
American AgCredit Corp., Series A, 5.25% to 6/15/26(1)(14)(16)		410	$ 401,744
CI Financial Corp., 4.10%, 6/15/51		1,380	954,968
Encore Capital Group, Inc., 7.429%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(13)	EUR	100	104,624
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		1,600	1,595,402
Hightower Holding LLC, 9.125%, 1/31/30(1)		1,441	1,519,239
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/29(1)		1,101	1,031,920
6.125%, 11/1/32(1)		1,380	1,368,133
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)		465	478,807
6.50%, 3/26/31(1)		562	582,396
8.125%, 3/30/29(1)		1,530	1,623,189
ProGroup AG:
5.125%, 4/15/29(13)	EUR	164	167,575
5.375%, 4/15/31(13)	EUR	333	338,544
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		2,648	2,399,929
4.00%, 10/15/33(1)		225	187,603
Sherwood Financing PLC, 7.625%, 12/15/29(13)	EUR	390	403,709
Unifin Financiera SAB de CV:
7.375%, 2/12/26(1)(9)(17)		620	0
7.375%, 2/12/26(1)(9)(17)		620	0
			$ 13,157,782
Drugs — 0.2%
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		2,255	$ 2,115,017
4.90%, 12/15/44		588	458,301
Security	Principal Amount* (000's omitted)		Value
Drugs (continued)
Perrigo Finance Unlimited Co.: (continued)
5.375%, 9/30/32	EUR	250	$ 268,712
			$ 2,842,030
Ecological Services and Equipment — 0.9%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$ 540,244
5.125%, 7/15/29(1)		332	319,008
6.375%, 2/1/31(1)		643	647,916
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,679	1,583,778
3.75%, 8/1/25(1)		776	769,412
4.375%, 8/15/29(1)		2,000	1,892,357
4.75%, 6/15/29(1)		3,095	2,974,920
Paprec Holding SA, 7.25%, 11/17/29(13)	EUR	100	110,120
Reworld Holding Corp.:
4.875%, 12/1/29(1)		1,536	1,422,220
5.00%, 9/1/30		319	294,875
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		690	703,120
			$ 11,257,970
Electric Utilities — 0.9%
Alpha Generation LLC, 6.75%, 10/15/32(1)		2,265	$ 2,243,029
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)		660	624,010
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	385	416,053
5.625%, 2/15/32(13)	EUR	100	108,184
6.375%, 2/15/32(1)		1,115	1,112,888
Electricite de France SA, 7.50% to 9/6/28(13)(14)(16)	EUR	400	458,069
Enel SpA, 6.625% to 4/16/31(13)(14)(16)	EUR	300	347,592
Metlen Energy & Metals SA, 4.00%, 10/17/29(13)	EUR	200	211,715
Nexans SA, 4.125%, 5/29/29(13)	EUR	100	106,297
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,112	1,044,419
Public Power Corp. SA, 4.625%, 10/31/31(13)	EUR	300	317,873
TransAlta Corp., 7.75%, 11/15/29		1,045	1,090,612
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		848	860,394
6.625%, 3/15/32(1)		854	869,051
7.25%, 6/15/28(1)		915	931,112
			$ 10,741,298

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Electronics/Electrical — 0.8%
Castello BC Bidco SpA:
7.505%, (3 mo. EURIBOR + 4.50%), 11/14/31(2)(13)	EUR	220	$ 229,308
7.505%, (3 mo. EURIBOR + 4.50%), 11/14/31(1)(2)	EUR	125	130,289
Coherent Corp., 5.00%, 12/15/29(1)		1,219	1,164,434
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		825	863,196
Imola Merger Corp., 4.75%, 5/15/29(1)		3,165	3,003,966
Open Text Corp., 3.875%, 2/15/28(1)		1,009	951,358
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	801,570
RWE AG, 6.625% to 3/30/26, 7/30/75(13)(14)		266	269,022
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		1,660	1,453,052
4.375%, 2/15/30(1)		627	574,932
6.625%, 7/15/32(1)		400	401,398
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	512,485
			$ 10,355,010
Energy — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26		1,391	$ 0
Sunoco LP, 7.25%, 5/1/32(1)		1,130	1,168,154
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		1,692	1,570,503
			$ 2,738,657
Engineering & Construction — 0.7%
Arcosa, Inc., 6.875%, 8/15/32(1)		1,046	$ 1,064,059
Artera Services LLC, 8.50%, 2/15/31(1)		1,535	1,481,140
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	1,038,440
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,298,519
TopBuild Corp., 4.125%, 2/15/32(1)		1,562	1,384,953
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,899	1,849,629
			$ 8,116,740
Entertainment — 1.4%
Allwyn Entertainment Financing U.K. PLC:
7.25%, 4/30/30(13)	EUR	525	$ 583,089
7.875%, 4/30/29(1)		1,985	2,047,716
Boyne USA, Inc., 4.75%, 5/15/29(1)		1,357	1,287,456
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	495,706
6.00%, 10/15/32(1)		1,090	1,051,968
6.50%, 2/15/32(1)		1,068	1,073,691
7.00%, 2/15/30(1)		800	815,424
Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Caesars Entertainment, Inc.: (continued)
8.125%, 7/1/27(1)		538	$ 543,820
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,751	1,719,697
Cirsa Finance International SARL:
4.50%, 3/15/27(13)	EUR	200	207,780
6.50%, 3/15/29(13)	EUR	200	219,197
7.875%, 7/31/28(13)	EUR	100	109,802
CPUK Finance Ltd.:
4.50%, 8/28/27(13)	GBP	200	238,361
6.50%, 8/28/26(13)	GBP	100	124,933
7.875%, 8/28/29(13)	GBP	130	167,433
Flutter Treasury DAC, 5.00%, 4/29/29(13)	EUR	135	145,831
Inter Media and Communication SpA, 6.75%, 2/9/27(13)	EUR	747	788,976
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		1,647	1,651,816
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,186,345
Lottomatica Group SpA, 6.939%, (3 mo. EURIBOR + 4.00%), 12/15/30(2)(13)	EUR	200	210,796
Motion Finco SARL, 7.375%, 6/15/30(13)	EUR	300	316,866
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,515	1,481,023
			$ 16,467,726
Financial Intermediaries — 0.4%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(14)(16)		1,647	$ 1,542,071
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(17)		721	9,015
10.00%, 12/19/22(1)(17)		188	2,354
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		1,807	1,735,821
Ford Motor Credit Co. LLC, 2.90%, 2/16/28		420	387,823
MSCI, Inc.:
3.625%, 9/1/30(1)		520	475,324
3.875%, 2/15/31(1)		899	823,741
			$ 4,976,149
Financial Services — 0.2%
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25(13)		2,600	$ 2,462,543
			$ 2,462,543
Food Products — 0.6%
Flora Food Management BV, 6.875%, 7/2/29(13)	EUR	110	$ 119,145
Ingles Markets, Inc., 4.00%, 6/15/31(1)		1,502	1,331,030

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Irca SpA/Gallarate, 6.631%, (3 mo. EURIBOR + 3.75%), 12/15/29(2)(13)	EUR	130	$ 136,321
La Doria SpA, 7.552%, (3 mo. EURIBOR + 4.50%), 11/12/29(2)(13)	EUR	200	210,750
Lion/Polaris Lux 4 SA, 6.303%, (3 mo. EURIBOR + 3.625%), 7/1/29(1)(2)	EUR	100	104,155
Market Bidco Finco PLC, 4.75%, 11/4/27(13)	EUR	125	126,902
Nomad Foods Bondco PLC, 2.50%, 6/24/28(13)	EUR	236	234,875
Picard Groupe SAS, 6.375%, 7/1/29(1)	EUR	100	107,996
Pilgrim's Pride Corp.:
3.50%, 3/1/32		1,979	1,709,019
6.875%, 5/15/34		740	787,803
Post Holdings, Inc., 6.25%, 2/15/32(1)		1,176	1,168,635
Premier Foods Finance PLC, 3.50%, 10/15/26(13)	GBP	125	153,252
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		1,425	1,403,420
			$ 7,593,303
Food Service — 1.0%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$ 1,804,124
4.00%, 10/15/30(1)		2,705	2,421,632
4.375%, 1/15/28(1)		1,014	969,464
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(15)		2,470	2,618,245
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		175	168,648
7.625%, 7/1/29(1)		2,278	2,358,493
U.S. Foods, Inc., 4.75%, 2/15/29(1)		1,837	1,761,103
Yum! Brands, Inc., 3.625%, 3/15/31		603	533,665
			$ 12,635,374
Food/Drug Retailers — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,028	$ 980,440
5.875%, 2/15/28(1)		2,145	2,137,921
			$ 3,118,361
Forest Products & Paper — 0.1%
WEPA Hygieneprodukte GmbH, 5.625%, 1/15/31(13)	EUR	660	$ 712,050
			$ 712,050
Health Care — 3.1%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		577	$ 561,008
Security	Principal Amount* (000's omitted)		Value
Health Care (continued)
Cerba Healthcare SACA, 3.50%, 5/31/28(13)	EUR	550	$ 472,092
Chrome Holdco SAS, 5.00%, 5/31/29(13)	EUR	200	116,629
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		1,615	1,221,722
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)		480	490,661
Encompass Health Corp.:
4.625%, 4/1/31		683	631,259
4.75%, 2/1/30		639	606,233
Ephios Subco 3 SARL, 7.875%, 1/31/31(13)	EUR	160	180,798
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		1,427	1,431,151
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		4,006	4,252,197
IQVIA, Inc.:
2.25%, 1/15/28(13)	EUR	250	249,563
2.25%, 3/15/29(13)	EUR	300	296,922
2.875%, 6/15/28(13)	EUR	100	101,520
5.00%, 10/15/26(1)		850	839,286
5.00%, 5/15/27(1)		685	674,908
6.50%, 5/15/30(1)		825	840,305
LifePoint Health, Inc.:
4.375%, 2/15/27(1)		989	948,670
5.375%, 1/15/29(1)		2,888	2,535,170
9.875%, 8/15/30(1)		825	891,171
10.00%, 6/1/32(1)		375	381,749
Medline Borrower LP, 5.25%, 10/1/29(1)		4,431	4,280,408
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,330	1,184,897
3.875%, 5/15/32(1)		1,450	1,259,401
6.25%, 1/15/33(1)		885	875,488
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,991	1,838,039
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		1,320	1,348,174
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		1,662	1,838,794
Tenet Healthcare Corp.:
4.375%, 1/15/30		187	173,824
5.125%, 11/1/27		1,607	1,575,250
6.125%, 10/1/28		1,593	1,591,471
6.875%, 11/15/31		878	913,297
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		2,195	2,239,689
Varex Imaging Corp., 7.875%, 10/15/27(1)		558	571,465
			$ 37,413,211
Home Furnishings — 0.2%
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		1,932	$ 1,687,256

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Home Furnishings (continued)
Tempur Sealy International, Inc.: (continued)
4.00%, 4/15/29(1)		968	$ 892,815
			$ 2,580,071
Homebuilders/Real Estate — 0.0%(12)
M/I Homes, Inc., 4.95%, 2/1/28		459	$ 445,824
			$ 445,824
Industrial Equipment — 0.2%
Alstom SA, 5.868% to 5/29/29(13)(14)(16)	EUR	200	$ 217,591
Madison IAQ LLC, 5.875%, 6/30/29(1)		1,660	1,569,255
TK Elevator Holdco GmbH, 6.625%, 7/15/28(13)	EUR	270	280,955
TK Elevator Midco GmbH, 4.375%, 7/15/27(13)	EUR	525	543,957
			$ 2,611,758
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		370	$ 366,808
6.75%, 10/15/27(1)		2,323	2,306,135
7.00%, 1/15/31(1)		808	812,041
7.375%, 10/1/32(1)		285	287,979
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	953,059
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	455,477
Galaxy Bidco Ltd., 8.125%, 12/19/29(13)	GBP	400	504,401
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		1,539	1,666,514
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		2,679	2,708,695
Ryan Specialty LLC, 5.875%, 8/1/32(1)		1,398	1,384,164
			$ 11,445,273
Internet Software & Services — 0.6%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		655	$ 602,289
6.125%, 12/1/28(1)		1,854	1,657,293
Cars.com, Inc., 6.375%, 11/1/28(1)		1,770	1,761,621
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		1,727	1,479,911
Science Applications International Corp., 4.875%, 4/1/28(1)		1,487	1,432,098
United Group BV:
6.50%, 10/31/31(1)	EUR	245	259,129
6.75%, 2/15/31(13)	EUR	120	128,835
7.273%, (3 mo. EURIBOR + 4.25%), 2/15/31(2)(13)	EUR	100	103,815
			$ 7,424,991
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies — 2.0%
Acushnet Co., 7.375%, 10/15/28(1)		1,142	$ 1,181,767
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	1,314,065
5.75%, 1/15/30(13)	EUR	100	112,447
6.00%, 5/1/29(1)		2,862	2,857,419
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,481	1,445,625
7.00%, 8/1/32(1)		1,015	1,036,665
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(13)(15)	EUR	158	164,438
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,267,480
8.00%, 4/15/26(1)		846	847,451
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		2,601	2,599,382
5.875%, 2/15/27(1)		517	515,761
7.75%, 2/15/29(1)		433	455,016
NCL Finance Ltd., 6.125%, 3/15/28(1)		704	706,787
Piaggio & C SpA, 6.50%, 10/5/30(13)	EUR	200	222,181
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,511	1,375,564
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		590	559,841
6.00%, 2/1/33(1)		1,105	1,103,171
6.25%, 3/15/32(1)		845	855,774
TUI AG, 5.875%, 3/15/29(13)	EUR	600	652,687
TUI Cruises GmbH, 6.25%, 4/15/29(13)	EUR	250	273,775
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		2,472	2,461,518
6.25%, 5/15/25(1)		1,690	1,691,593
7.00%, 2/15/29(1)		658	662,275
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		422	415,635
			$ 24,778,317
Lodging and Casinos — 0.2%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		1,598	$ 1,647,847
TVL Finance PLC, 10.25%, 4/28/28(13)	GBP	220	286,469
			$ 1,934,316
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)		1,984	$ 2,134,316
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	235	250,925
Esab Corp., 6.25%, 4/15/29(1)		1,083	1,097,826

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Machinery (continued)
EVOCA SpA, 8.518%, (3 mo. EURIBOR + 5.25%), 4/9/29(2)(13)	EUR	444	$ 462,878
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(13)	EUR	121	123,510
6.929%, (3 mo. EURIBOR + 3.75%), 4/15/29(2)(13)	EUR	150	156,467
			$ 4,225,922
Media — 0.5%
CMG Media Corp., 8.875%, 6/18/29(1)		490	$ 368,838
CSC Holdings LLC:
5.50%, 4/15/27(1)		855	766,182
11.75%, 1/31/29(1)		1,051	1,038,599
iHeartCommunications, Inc., 9.125%, 5/1/29(1)		170	148,450
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)		610	567,891
4.625%, 3/15/30(1)		925	855,489
7.375%, 2/15/31(1)		1,475	1,543,021
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(13)(15)	EUR	431	456,955
			$ 5,745,425
Metals/Mining — 1.4%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		3,254	$ 3,644,581
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,449	2,414,905
Constellium SE:
3.75%, 4/15/29(1)		970	878,878
5.625%, 6/15/28(1)		630	619,174
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)		2,198	2,340,210
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,600	1,496,245
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,070,475
6.125%, 4/1/29(1)		489	491,370
Novelis Corp.:
3.25%, 11/15/26(1)		690	657,843
4.75%, 1/30/30(1)		1,068	986,967
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(13)	EUR	600	598,139
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,513	1,415,600
			$ 16,614,387
Nonferrous Metals/Minerals — 0.2%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$ 1,315,586
Security	Principal Amount* (000's omitted)		Value
Nonferrous Metals/Minerals (continued)
New Gold, Inc., 7.50%, 7/15/27(1)		1,379	$ 1,391,732
			$ 2,707,318
Oil and Gas — 1.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		1,475	$ 1,509,881
Civitas Resources, Inc., 8.625%, 11/1/30(1)		2,273	2,382,458
Expand Energy Corp., 4.75%, 2/1/32		1,485	1,383,247
Matador Resources Co., 6.50%, 4/15/32(1)		1,400	1,386,528
Nabors Industries Ltd., 7.50%, 1/15/28(1)		665	616,413
Parkland Corp.:
4.50%, 10/1/29(1)		376	349,012
4.625%, 5/1/30(1)		1,501	1,379,180
Permian Resources Operating LLC:
5.375%, 1/15/26(1)		232	230,783
5.875%, 7/1/29(1)		2,252	2,211,300
6.25%, 2/1/33(1)		935	923,696
7.00%, 1/15/32(1)		1,214	1,233,533
Petroleos de Venezuela SA:
5.375%, 4/12/27(13)(17)		1,233	134,408
5.50%, 4/12/37(13)(17)		432	44,668
6.00%, 10/28/22(13)(17)		308	29,728
6.00%, 5/16/24(13)(17)		1,578	165,704
6.00%, 11/15/26(13)(17)		897	94,201
8.50%, 10/27/20(13)(17)		75	66,141
9.00%, 11/17/21(13)(17)		566	60,257
9.75%, 5/17/35(13)(17)		635	71,449
12.75%, 2/17/22(13)(17)		393	44,519
Petroleos Mexicanos:
6.75%, 9/21/47		290	199,583
6.84%, 1/23/30		713	651,859
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	924,663
7.125%, 1/15/26(1)		268	269,104
Repsol International Finance BV, 4.50% to 3/25/25, 3/25/75(13)(14)	EUR	100	103,756
Seadrill Finance Ltd., 8.375%, 8/1/30(1)		513	523,689
SM Energy Co., 7.00%, 8/1/32(1)		1,070	1,055,980
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		641	643,234
Transocean, Inc., 8.75%, 2/15/30(1)		601	622,356
Vital Energy, Inc.:
7.875%, 4/15/32(1)		694	668,434
9.75%, 10/15/30		1,026	1,082,787

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Weatherford International Ltd., 8.625%, 4/30/30(1)		1,355	$ 1,400,175
Wintershall Dea Finance 2 BV, Series NC5, 2.499% to 4/20/26(13)(14)(16)	EUR	200	201,159
			$ 22,663,885
Packaging & Containers — 0.3%
Ball Corp., 6.875%, 3/15/28		474	$ 485,207
Kleopatra Finco SARL, 4.25%, 3/1/26(13)	EUR	140	134,401
OI European Group BV, 6.25%, 5/15/28(13)	EUR	125	134,621
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		1,382	1,346,717
Trivium Packaging Finance BV:
5.50%, 8/15/26(1)		424	419,546
6.773%, (3 mo. EURIBOR + 3.75%), 8/15/26(2)(13)	EUR	300	311,703
8.50%, 8/15/27(1)		810	809,671
			$ 3,641,866
Pharmaceuticals — 0.8%
Bayer AG, 5.375% to 6/25/30, 3/25/82(13)(14)	EUR	500	$ 507,720
BellRing Brands, Inc., 7.00%, 3/15/30(1)		2,444	2,507,258
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		1,400	1,485,096
Grifols SA, 7.50%, 5/1/30(13)	EUR	490	532,767
Nidda Healthcare Holding GmbH:
5.625%, 2/21/30(1)	EUR	120	128,492
7.50%, 8/21/26(13)	EUR	264	282,411
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(15)		892	925,234
Prestige Brands, Inc., 3.75%, 4/1/31(1)		752	660,776
Rossini SARL, 6.75%, 12/31/29(13)	EUR	455	499,310
Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/31	EUR	300	378,480
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		3,321	2,391,932
			$ 10,299,476
Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		1,874	$ 1,866,548
Cheniere Energy Partners LP, 4.00%, 3/1/31		2,706	2,504,084
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,354,204
Energy Transfer LP, 5.00%, 5/15/50		1,094	929,521
EQM Midstream Partners LP:
4.50%, 1/15/29(1)		1,253	1,194,663
4.75%, 1/15/31(1)		1,086	1,022,067
Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
EQM Midstream Partners LP: (continued)
6.50%, 7/1/27(1)		702	$ 711,584
7.50%, 6/1/30(1)		1,010	1,078,424
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32		798	782,254
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		1,317	1,355,441
Kinetik Holdings LP, 5.875%, 6/15/30(1)		2,308	2,273,493
Plains All American Pipeline LP, Series B, 8.895% to 1//31/25, (3 mo. SOFR + 4.372%)(2)(16)		1,912	1,907,377
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		800	812,755
8.125%, 6/1/28(1)		1,174	1,222,196
8.375%, 6/1/31(1)		1,878	1,960,560
9.00% to 9/30/29(1)(14)(16)		2,160	2,261,799
9.50%, 2/1/29(1)		1,623	1,794,861
9.875%, 2/1/32(1)		355	389,756
Western Midstream Operating LP:
4.05%, 2/1/30		1,187	1,114,152
4.50%, 3/1/28		148	145,300
			$ 26,681,039
Publishing — 0.2%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		423	$ 413,475
7.375%, 9/1/31(1)		735	753,143
8.00%, 8/1/29(1)		1,879	1,881,351
			$ 3,047,969
Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		2,088	$ 1,886,411
7.875%, 4/1/30(1)		1,227	1,264,286
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,366	1,362,996
			$ 4,513,693
Real Estate Investment Trusts (REITs) — 0.9%
AccorInvest Group SA:
5.50%, 11/15/31(13)	EUR	300	$ 318,328
6.375%, 10/15/29(13)	EUR	165	180,144
Akelius Residential Property AB, 2.249% to 2/17/26, 5/17/81(13)(14)	EUR	200	200,343
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(13)	EUR	600	682,510

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Real Estate Investment Trusts (REITs) (continued)
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		1,591	$ 1,516,745
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		1,272	1,274,345
8.875%, 9/1/31(1)		907	977,108
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		2,048	2,165,673
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)		1,316	1,276,092
Heimstaden Bostad AB:
3.00% to 10/29/27(13)(14)(16)	EUR	102	97,042
3.375% to 1/15/26(13)(14)(16)	EUR	150	151,246
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)		435	431,000
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	313,620
4.125%, 8/15/30(1)		1,108	1,030,304
5.75%, 2/1/27(1)		573	578,328
			$ 11,192,828
Retail — 1.2%
B&M European Value Retail SA, 8.125%, 11/15/30(13)	GBP	200	$ 267,625
Bertrand Franchise Finance SAS:
6.50%, 7/18/30(13)	EUR	100	108,725
6.50%, 7/18/30(1)	EUR	100	108,725
6.958%, (3 mo. EURIBOR + 3.75%), 7/18/30(1)(2)	EUR	120	125,343
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(13)	GBP	450	588,354
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		1,737	1,804,744
Dufry One BV, 2.00%, 2/15/27(13)	EUR	200	201,951
Duomo Bidco SpA, 7.304%, (3 mo. EURIBOR + 4.125%), 7/15/31(2)(13)	EUR	150	156,792
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		1,620	1,706,659
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		1,582	1,447,385
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		1,328	1,244,303
6.375%, 1/15/30(1)		455	457,046
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)		957	920,718
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		1,652	1,544,765
8.25%, 8/1/31(1)		262	272,086
PEU Fin PLC, 7.25%, 7/1/28(13)	EUR	200	217,265
Punch Finance PLC, 6.125%, 6/30/26(13)	GBP	125	155,026
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		1,798	1,928,376
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Stonegate Pub Co. Financing PLC, 9.648%, (3 mo. EURIBOR + 6.625%), 7/31/29(2)(13)	EUR	100	$ 107,311
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	738,165
			$ 14,101,364
Retailers (Except Food and Drug) — 0.4%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		479	$ 484,472
6.75%, 7/1/36		437	444,703
6.95%, 3/1/33		1,027	1,044,421
9.375%, 7/1/25(1)		182	185,314
Murphy Oil USA, Inc., 5.625%, 5/1/27		560	557,526
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)		1,290	1,218,606
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,532	1,394,322
			$ 5,329,364
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	$ 1,449,326
			$ 1,449,326
Software — 0.6%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,555	$ 1,451,284
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		1,268	1,246,175
9.00%, 9/30/29(1)		2,620	2,663,345
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		1,363	1,366,985
TeamSystem SpA, 6.679%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(2)	EUR	170	177,395
			$ 6,905,184
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)		1,248	$ 1,178,700
Gartner, Inc., 3.75%, 10/1/30(1)		660	602,970
Playtech PLC, 4.25%, 3/7/26(13)	EUR	86	89,097
			$ 1,870,767
Specialty Retail — 0.0%(12)
Fiber Bidco SpA, 6.683%, (3 mo. EURIBOR + 4.00%), 1/15/30(2)(13)	EUR	260	$ 271,935
Fiber Midco SpA:
10.00% PIK, 6/15/29(1)	EUR	155	166,949

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Fiber Midco SpA: (continued)
10.00% PIK, 6/15/29(13)	EUR	100	$ 107,709
			$ 546,593
Steel — 0.4%
Allegheny Ludlum LLC, 6.95%, 12/15/25		465	$ 468,840
ATI, Inc., 5.875%, 12/1/27		320	317,453
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,148,111
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)		1,325	1,302,988
TMS International Corp., 6.25%, 4/15/29(1)		1,365	1,317,180
			$ 4,554,572
Technology — 0.8%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		4,789	$ 4,555,948
International Game Technology PLC:
4.125%, 4/15/26(1)		892	879,590
5.25%, 1/15/29(1)		3,110	3,036,123
6.25%, 1/15/27(1)		976	982,929
			$ 9,454,590
Telecommunications — 1.6%
Ciena Corp., 4.00%, 1/31/30(1)		1,883	$ 1,738,622
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)		1,515	1,381,762
eircom Finance DAC, 5.75%, 12/15/29(13)	EUR	200	217,529
Iliad Holding SASU:
5.375%, 4/15/30(13)	EUR	100	106,757
6.875%, 4/15/31(13)	EUR	200	222,748
7.00%, 10/15/28(1)		811	822,529
7.00%, 4/15/32(1)		915	920,773
8.50%, 4/15/31(1)		720	766,342
Lorca Telecom Bondco SA, 4.00%, 9/18/27(13)	EUR	643	667,300
Odido Group Holding BV, 5.50%, 1/15/30(13)	EUR	450	464,384
Optics Bidco SpA:
1.625%, 1/18/29	EUR	100	95,946
7.75%, 1/24/33	EUR	440	564,077
PLT VII Finance SARL, 6.386%, (3 mo. EURIBOR + 3.50%), 6/15/31(2)(13)	EUR	100	104,089
Sable International Finance Ltd., 7.125%, 10/15/32(1)		822	806,777
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,987	1,894,186
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(1)		1,107	1,089,831
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(13)	EUR	126	131,780
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(13)	EUR	150	155,407
Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Telecom Italia SpA, 7.875%, 7/31/28(13)	EUR	133	$ 156,051
Telefonica Europe BV:
2.88% to 2/24/28(13)(14)(16)	EUR	200	200,563
7.125% to 8/23/28(13)(14)(16)	EUR	400	457,317
Vmed O2 U.K. Financing I PLC:
4.50%, 7/15/31(13)	GBP	100	107,194
4.75%, 7/15/31(1)		976	840,402
5.625%, 4/15/32(13)	EUR	325	343,604
7.75%, 4/15/32(1)		645	650,881
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(13)(14)	EUR	400	409,884
4.875% to 7/3/25, 10/3/78(13)(14)	GBP	350	435,602
8.00% to 5/30/31, 8/30/86(13)(14)	GBP	200	271,782
Zegona Finance PLC:
6.75%, 7/15/29(13)	EUR	550	607,917
8.625%, 7/15/29(1)		2,450	2,606,228
			$ 19,238,264
Transportation — 0.4%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,528	$ 1,516,999
Edge Finco PLC, 8.125%, 8/15/31(13)	GBP	300	384,724
Seaspan Corp., 5.50%, 8/1/29(1)		1,911	1,786,532
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		1,155	1,191,670
			$ 4,879,925
Utilities — 1.5%
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	$ 1,029,993
4.625%, 2/1/29(1)		680	642,491
5.00%, 2/1/31(1)		910	856,396
5.125%, 3/15/28(1)		1,511	1,466,601
5.25%, 6/1/26(1)		115	114,933
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		838	767,968
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,207	1,156,611
NRG Energy, Inc.:
3.375%, 2/15/29(1)		664	603,037
3.625%, 2/15/31(1)		1,107	968,793
3.875%, 2/15/32(1)		1,466	1,281,340
5.25%, 6/15/29(1)		673	654,177
6.00%, 2/1/33(1)		1,190	1,156,704
6.25%, 11/1/34(1)		795	780,400
10.25% to 3/15/28(1)(14)(16)		1,753	1,938,001

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	1,497	$ 1,443,478
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	939	884,935
5.00%, 7/31/27(1)	1,698	1,667,476
6.875%, 4/15/32(1)	1,405	1,439,938
		$ 18,853,272
Total Corporate Bonds (identified cost $566,356,814)		$ 561,308,662

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G	10,002	$ 262,552
Series G1	6,910	181,388
Total Preferred Stocks (identified cost $346,696)		$ 443,940

Senior Floating-Rate Loans — 45.1%(18)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.8%
Aernnova Aerospace SAU, Term Loan, 7.25%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	1,000	$ 1,025,704
Air Comm Corp. LLC:
Term Loan, 7.359%, (SOFR + 3.00%), 11/21/31		1,408	1,410,339
Term Loan, 12/11/31(19)(20)		117	117,528
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(19)		650	653,250
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(9)(17)		216	172,067
Novaria Holdings LLC, Term Loan, 8.457%, (SOFR + 4.00%), 6/6/31		200	201,495
TransDigm, Inc.:
Term Loan, 6.829%, (SOFR + 2.50%), 2/28/31		4,553	4,565,741
Term Loan, 7.079%, (SOFR + 2.75%), 3/22/30		1,316	1,321,977
			$ 9,468,101
Borrower/Description	Principal Amount* (000's omitted)		Value
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 9.278%, (SOFR + 4.75%), 4/8/30		650	$ 655,483
Edge Finco PLC, Term Loan, 7.255%, (3 mo. EURIBOR + 4.25%), 8/4/31	EUR	500	518,678
			$ 1,174,161
Airlines — 0.1%
SkyMiles IP Ltd., Term Loan, 8.367%, (SOFR + 3.75%), 10/20/27		718	$ 731,294
			$ 731,294
Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(19)		248	$ 249,195
Gloves Buyer, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 12/29/27		622	622,424
Hanesbrands, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 3/8/30		149	150,349
			$ 1,021,968
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 6.607%, (SOFR + 2.25%), 1/31/31		551	$ 554,314
Autokiniton U.S. Holdings, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 4/6/28		507	504,539
Clarios Global LP:
Term Loan, 5.97%, (EURIBOR + 3.00%), 7/16/31(21)	EUR	913	948,471
Term Loan, 6.857%, (SOFR + 2.50%), 5/6/30		2,604	2,618,472
DexKo Global, Inc.:
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	595	589,420
Term Loan, 6.843%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	405	401,355
Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28		802	760,500
Garrett LX I SARL, Term Loan, 7.335%, (SOFR + 2.75%), 4/30/28		629	632,805
LSF12 Badger Bidco LLC, Term Loan, 10.357%, (SOFR + 6.00%), 8/30/30		297	293,288
RealTruck Group, Inc., Term Loan, 9.472%, (SOFR + 5.00%), 1/31/28		670	672,450
			$ 7,975,614
Automobiles — 0.2%
MajorDrive Holdings IV LLC:
Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28		434	$ 424,557

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles (continued)
MajorDrive Holdings IV LLC: (continued)
Term Loan, 9.979%, (SOFR + 5.50%), 6/1/29		1,605	$ 1,580,556
			$ 2,005,113
Beverages — 0.1%
City Brewing Co. LLC:
Term Loan, 8.418%, (SOFR + 3.50%), 4/5/28		546	$ 388,735
Term Loan, 10.906%, (SOFR + 6.25%), 4/5/28		177	134,419
Term Loan - Second Lien, 9.918%, (SOFR + 5.262%), 4/5/28		1,051	413,385
			$ 936,539
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 10/13/28		984	$ 990,710
			$ 990,710
Building Products — 0.7%
CPG International, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 9/19/31		723	$ 727,031
Kodiak Building Partners, Inc., Term Loan, 8.274%, (SOFR + 3.75%), 12/4/31		550	551,081
LHS Borrower LLC, Term Loan, 9.207%, (SOFR + 4.75%), 2/16/29		1,116	1,069,534
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.646%, (SOFR + 4.25%), 12/2/31		2,050	2,050,010
MI Windows & Doors LLC, Term Loan, 7.357%, (SOFR + 3.00%), 3/28/31		1,269	1,283,163
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		880	871,850
Sport Group Holding GmbH, Term Loan, 7.50%, (3 mo. EURIBOR + 4.25%), 7/8/31	EUR	1,000	1,039,517
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28		373	374,573
Tarkett Participation, Term Loan, 6.524%, (6 mo. EURIBOR + 3.45%), 4/21/28	EUR	1,000	1,038,636
			$ 9,005,395
Capital Markets — 1.6%
Advisor Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/17/28		1,125	$ 1,131,340
Aretec Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/9/30		2,987	2,996,708
Athena Holdco SAS, Term Loan, 6.215%, (3 mo. EURIBOR + 3.50%), 4/14/31	EUR	1,000	1,042,619
Brookfield Property REIT, Inc., Term Loan, 6.957%, (SOFR + 2.50%), 8/27/25		589	589,916
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
CeramTec AcquiCo GmbH, Term Loan, 6.412%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	760	$ 787,289
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		765	772,788
EIG Management Co. LLC, Term Loan, 9.356%, (SOFR + 5.00%), 5/17/29		444	446,597
FinCo I LLC, Term Loan, 6.607%, (SOFR + 2.25%), 6/27/29		1,210	1,215,736
Focus Financial Partners LLC:
Term Loan, 7.607%, (SOFR + 3.25%), 9/15/31		3,876	3,916,186
Term Loan, 9/15/31(19)(20)		416	420,608
Franklin Square Holdings LP, Term Loan, 6.607%, (SOFR + 2.25%), 4/25/31		1,020	1,027,524
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28		1,006	1,013,153
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.37%, (SOFR + 3.00%), 3/22/31		648	649,928
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28		975	977,442
Orion Advisor Solutions, Inc., Term Loan, 8.335%, (SOFR + 3.75%), 9/24/30		623	630,158
Press Ganey Holdings, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 4/30/31		648	651,011
Victory Capital Holdings, Inc., Term Loan, 6.934%, (SOFR + 2.25%), 7/1/26		873	874,824
			$ 19,143,827
Chemicals — 2.3%
Aruba Investments Holdings LLC, Term Loan, 6.863%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	963	$ 988,496
Discovery Purchaser Corp., Term Loan, 8.946%, (SOFR + 4.38%), 10/4/29		599	602,878
Groupe Solmax, Inc., Term Loan, 9.285%, (SOFR + 4.75%), 5/29/28(21)		191	176,075
INEOS Enterprises Holdings II Ltd., Term Loan, 6.912%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	500	520,354
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.364%, (SOFR + 3.75%), 7/8/30		1,039	1,044,697
INEOS Finance PLC, Term Loan, 6.363%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	1,194	1,241,152
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.363%, (1 mo. EURIBOR + 4.50%), 4/2/29	EUR	1,000	1,037,730
Term Loan, 8.207%, (SOFR + 3.75%), 3/14/30		419	420,459
Term Loan, 8.707%, (SOFR + 4.25%), 4/2/29		2,280	2,299,846
INEOS U.S. Finance LLC:
Term Loan, 6.957%, (SOFR + 2.50%), 11/8/28		608	608,669
Term Loan, 7.329%, (SOFR + 3.00%), 2/7/31		522	527,278

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS U.S. Finance LLC: (continued)
Term Loan, 7.607%, (SOFR + 3.25%), 2/18/30		1,775	$ 1,785,319
Lonza Group AG:
Term Loan, 6.608%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	1,000	1,018,841
Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28		1,692	1,663,503
Momentive Performance Materials, Inc., Term Loan, 8.357%, (SOFR + 4.00%), 3/29/28		786	795,825
Nobian Finance BV, Term Loan, 7/2/29(19)	EUR	500	519,719
Nouryon Finance BV:
Term Loan, 6.719%, (3 mo. EURIBOR + 3.50%), 4/3/28	EUR	750	779,715
Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28		1,300	1,311,471
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31		2,046	2,055,187
Orion Engineered Carbons GmbH:
Term Loan, 5.083%, (3 mo. EURIBOR + 2.40%), 9/24/28	EUR	1,000	1,035,420
Term Loan, 6.579%, (SOFR + 2.15%), 9/24/28		363	362,812
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31		525	528,720
Rohm Holding GmbH:
Term Loan, 8.59%, (6 mo. EURIBOR + 5.00%), 1/31/29	EUR	1,000	984,492
Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		909	874,071
SCUR-Alpha 1503 GmbH, Term Loan, 10.085%, (SOFR + 5.50%), 3/29/30		909	869,168
Tronox Finance LLC:
Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29		474	475,739
Term Loan, 6.857%, (SOFR + 2.50%), 9/18/31		1,743	1,750,612
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28		1,091	1,101,890
			$ 27,380,138
Commercial Services & Supplies — 1.7%
Albion Financing 3 SARL, Term Loan, 9.096%, (SOFR + 4.25%), 8/16/29		1,798	$ 1,819,442
Allied Universal Holdco LLC:
Term Loan, 6.613%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	968	1,000,656
Term Loan, 8.207%, (SOFR + 3.75%), 5/12/28		2,651	2,663,210
Befesa SA, Term Loan, 5.806%, (3 mo. EURIBOR + 2.75%), 7/9/29	EUR	1,000	1,043,194
Belfor Holdings, Inc.:
Term Loan, 7.113%, (1 mo. EURIBOR + 4.25%), 11/1/30	EUR	1,000	1,046,208
Term Loan, 8.107%, (SOFR + 3.75%), 11/1/30		582	589,636
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 7.607%, (SOFR + 3.25%), 9/20/30		3,735	$ 3,760,906
Flame Newco LLC, Term Loan, 10.457%, (SOFR + 6.10%), 6/30/28		212	207,482
Foundever Group, Term Loan, 6.62%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	362,845
Foundever Worldwide Corp., Term Loan, 8.222%, (SOFR + 3.75%), 8/28/28		1,838	1,245,414
GFL Environmental, Inc., Term Loan, 6.61%, (SOFR + 2.00%), 7/3/31		948	950,586
Harsco Corp., Term Loan, 6.722%, (SOFR + 2.25%), 3/10/28		386	386,322
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30		693	699,279
Monitronics International, Inc., Term Loan, 12.119%, (SOFR + 7.50%), 6/30/28		1,420	1,415,800
Prime Security Services Borrower LLC, Term Loan, 6.524%, (SOFR + 2.00%), 10/13/30		948	950,980
Tempo Acquisition LLC, Term Loan, 6.607%, (SOFR + 2.25%), 8/31/28		671	674,066
TMF Group Holding BV:
Term Loan, 6.988%, (3 mo. EURIBOR + 3.75%), 5/3/28	EUR	1,000	1,042,324
Term Loan, 8.09%, (SOFR + 3.50%), 5/3/28		371	375,670
			$ 20,234,020
Construction Materials — 0.5%
Construction Partners, Inc., Term Loan, 6.838%, (SOFR + 2.50%), 11/3/31		525	$ 528,612
Quikrete Holdings, Inc.:
Term Loan, 6.607%, (SOFR + 2.25%), 3/19/29		2,116	2,116,836
Term Loan, 6.857%, (SOFR + 2.50%), 4/14/31		3,128	3,130,590
Star Holding LLC, Term Loan, 8.857%, (SOFR + 4.50%), 7/31/31		848	847,256
			$ 6,623,294
Consumer Finance — 0.1%
Global Blue Acquisition BV, Term Loan, 6.127%, (3 mo. EURIBOR + 3.25%), 12/5/30	EUR	1,000	$ 1,040,382
			$ 1,040,382
Consumer Staples Distribution & Retail — 0.4%
Cardenas Markets, Inc., Term Loan, 11.179%, (SOFR + 6.75%), 8/1/29		393	$ 375,118
Peer Holding III BV:
Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 9/29/28	EUR	1,500	1,562,600

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Consumer Staples Distribution & Retail (continued)
Peer Holding III BV: (continued)
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31		1,425	$ 1,434,797
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30		1,092	1,100,391
			$ 4,472,906
Containers & Packaging — 0.5%
Altium Packaging LLC, Term Loan, 6.857%, (SOFR + 2.50%), 6/11/31		498	$ 497,813
Berlin Packaging LLC, Term Loan, 8.029%, (SOFR + 3.50%), 6/7/31		1,216	1,224,213
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.532%, (SOFR + 3.18%), 4/13/29		468	469,128
Pactiv Evergreen Group Holdings, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 9/24/28		1,630	1,639,407
Pregis TopCo Corp., Term Loan, 8.357%, (SOFR + 4.00%), 7/31/26		618	622,298
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28		129	102,993
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.534%, (SOFR + 6.75%), 10/1/29		350	131,651
Proampac PG Borrower LLC, Term Loan, 8.604%, (SOFR + 4.00%), 9/15/28		1,114	1,118,644
			$ 5,806,147
Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 8.457%, (SOFR + 4.00%), 3/25/31		844	$ 847,316
Parts Europe SA, Term Loan, 6.339%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,500	1,563,276
Phillips Feed Service, Inc., Term Loan, 11.457%, (SOFR + 7.00%), 11/13/26(9)		104	62,850
Rubix Group Midco 3 Ltd., Term Loan, 7.302%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,000	1,039,573
Safic-Alcan SAS, Term Loan, 6.183%, (3 mo. EURIBOR + 3.50%), 6/22/29	EUR	1,000	1,041,029
Winterfell Financing SARL, Term Loan, 8.032%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	500	512,261
			$ 5,066,305
Diversified Consumer Services — 0.9%
Amber Finco PLC, Term Loan, 6/11/29(19)	EUR	1,100	$ 1,144,682
Anticimex International AB, Term Loan, 6.312%, (3 mo. EURIBOR + 3.40%), 11/16/28	EUR	1,000	1,038,926
Ascend Learning LLC:
Term Loan, 7.957%, (SOFR + 3.50%), 12/11/28		631	634,690
Term Loan - Second Lien, 12/10/29(19)		3,500	3,480,312
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Fugue Finance BV, Term Loan, 7.162%, (3 mo. EURIBOR + 4.25%), 1/31/28	EUR	1,000	$ 1,041,277
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30		975	986,337
Project Boost Purchaser LLC:
Term Loan, 8.147%, (SOFR + 3.50%), 7/16/31		850	857,102
Term Loan - Second Lien, 9.897%, (SOFR + 5.25%), 7/16/32		375	383,282
Spring Education Group, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 10/4/30		347	349,099
Wand NewCo 3, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 1/30/31		1,221	1,227,333
			$ 11,143,040
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	$ 1,037,404
Sandy BidCo BV, Term Loan, 6.823%, (6 mo. EURIBOR + 3.60%), 8/17/29	EUR	1,000	1,030,349
			$ 2,067,753
Diversified Telecommunication Services — 1.1%
Altice France SA, Term Loan, 10.147%, (SOFR + 5.50%), 8/15/28		1,060	$ 854,280
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(9)		842	328,015
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(9)		339	271,135
Eircom Finco SARL, Term Loan, 6.444%, (1 mo. EURIBOR + 3.50%), 5/15/29	EUR	1,786	1,859,227
Lumen Technologies, Inc.:
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/29		1,046	985,710
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/30		1,046	976,887
Telenet International Finance SARL, Term Loan, 5.152%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,800,836
UPC Broadband Holding BV:
Term Loan, 5.402%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,556,688
Term Loan, 5.827%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	1,288	1,340,484
Virgin Media Bristol LLC, Term Loan, 7.762%, (SOFR + 3.25%), 1/31/29		1,150	1,145,239
Virgin Media Ireland Ltd., Term Loan, 6.477%, (1 mo. EURIBOR + 3.58%), 7/15/29	EUR	1,000	1,025,869

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Virgin Media SFA Finance Ltd., Term Loan, 5.402%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	600	$ 611,022
Zayo Group Holdings, Inc., Term Loan, 6.113%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	953	930,087
			$ 13,685,479
Electric Utilities — 0.3%
Kohler Energy Co. LLC:
Term Loan, 7.806%, (3 mo. EURIBOR + 4.75%), 5/1/31	EUR	1,500	$ 1,563,486
Term Loan, 8.107%, (SOFR + 3.75%), 5/1/31		2,084	2,084,439
			$ 3,647,925
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 5/13/29		300	$ 301,554
Dynamo Newco II GmbH, Term Loan, 10/1/31(19)	EUR	500	520,841
WEC U.S. Holdings Ltd., Term Loan, 6.803%, (SOFR + 2.25%), 1/27/31		3,042	3,048,551
			$ 3,870,946
Electronic Equipment, Instruments & Components — 0.9%
Chamberlain Group, Inc., Term Loan, 7.707%, (SOFR + 3.25%), 11/3/28		2,645	$ 2,663,825
Creation Technologies, Inc., Term Loan, 10.351%, (SOFR + 5.50%), 10/5/28		951	935,177
II-VI, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 7/2/29		797	800,591
Minimax Viking GmbH, Term Loan, 6.113%, (1 mo. EURIBOR + 3.25%), 7/31/28	EUR	1,665	1,739,508
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28		586	589,124
MX Holdings U.S., Inc., Term Loan, 7.222%, (SOFR + 2.75%), 7/31/28		246	247,839
Range Red Operating, Inc.:
Term Loan, 12.693%, (SOFR + 8.00%), 10/1/29		188	184,400
Term Loan - Second Lien, 12.693%, (SOFR + 8.00%), 10/1/29		788	773,529
Sector Alarm Holding AS, Term Loan, 7.162%, (3 mo. EURIBOR + 4.25%), 6/14/29	EUR	500	522,242
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25		1,200	1,128,771
Verisure Holding AB, Term Loan, 5.715%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	1,000	1,041,464
			$ 10,626,470
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 15.459%, (SOFR + 11.00%), 4.459% cash, 11.00% PIK, 12/31/25(9)		120	$ 55,024
Term Loan, 15.459%, (SOFR + 11.00%), 4.459% cash, 11.00% PIK, 12/31/25(9)		1,043	476,484
GIP Pilot Acquisition Partners LP, Term Loan, 7.09%, (SOFR + 2.50%), 10/4/30		472	475,393
Holding Socotec, Term Loan, 6/2/28(19)	EUR	1,000	1,042,003
New Generation Gas Gathering LLC, Term Loan, 10.335%, (SOFR + 5.75%), 9/30/29		646	631,406
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31		1,397	1,410,559
			$ 4,090,869
Engineering & Construction — 0.4%
American Residential Services LLC, Term Loan, 7.972%, (SOFR + 3.50%), 10/15/27		552	$ 557,520
APi Group DE, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 1/3/29		1,248	1,249,487
Arcosa, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 8/12/31		375	378,517
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31		422	418,853
Azuria Water Solutions, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 5/17/28		460	464,267
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30		1,393	1,403,594
Platea BC Bidco AB:
Term Loan, 4.532%, (3 mo. EURIBOR + 4.00%), 4/3/31(20)	EUR	83	86,907
Term Loan, 6.715%, (3 mo. EURIBOR + 4.00%), 4/3/31	EUR	417	434,535
			$ 4,993,680
Entertainment — 0.4%
City Football Group Ltd., Term Loan, 7.472%, (SOFR + 3.00%), 7/22/30		1,337	$ 1,336,787
Playtika Holding Corp., Term Loan, 7.222%, (SOFR + 2.75%), 3/13/28		2,131	2,140,445
Renaissance Holding Corp., Term Loan, 8.357%, (SOFR + 4.00%), 4/5/30		938	937,042
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	477	311,451
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	121	126,099
			$ 4,851,824

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 1/31/31		863	$ 863,908
			$ 863,908
Financial Services — 0.8%
Boost Newco Borrower LLC:
Term Loan, 5.481%, (3 mo. EURIBOR + 2.75%), 1/31/31	EUR	1,496	$ 1,558,887
Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31		2,868	2,888,733
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31		1,222	1,220,954
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(17)		2,110	416,702
Grant Thornton Advisors LLC:
Term Loan, 7.607%, (SOFR + 3.25%), 6/2/31		1,446	1,448,501
Term Loan, 6/2/31(19)		550	550,808
NCR Atleos LLC, Term Loan, 8.398%, (SOFR + 3.75%), 4/16/29		588	591,700
Nuvei Technologies Corp., Term Loan, 7.444%, (SOFR + 3.00%), 11/15/31		525	526,725
			$ 9,203,010
Food Products — 1.1%
Artisan Newco BV, Term Loan, 6.481%, (3 mo. EURIBOR + 3.75%), 2/12/29	EUR	500	$ 521,082
CHG PPC Parent LLC:
Term Loan, 7.363%, (1 mo. EURIBOR + 4.50%), 12/8/28	EUR	2,000	2,092,416
Term Loan, 7.472%, (SOFR + 3.00%), 12/8/28		462	465,006
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.00%), 8/2/28		209	208,649
Term Loan - Second Lien, 8.872%, (SOFR + 4.40%), 8/2/28		441	267,687
Froneri International Ltd.:
Term Loan, 5.556%, (3 mo. EURIBOR + 2.50%), 9/30/31	EUR	1,275	1,321,613
Term Loan, 6.357%, (SOFR + 2.00%), 9/17/31		2,107	2,111,019
Monogram Food Solutions LLC, Term Loan, 8.472%, (SOFR + 4.00%), 8/28/28		534	526,831
Nomad Foods Europe Midco Ltd., Term Loan, 6.176%, (6 mo. EURIBOR + 2.50%), 6/24/28	EUR	3,000	3,131,524
Pegasus BidCo BV, Term Loan, 6.523%, (3 mo. EURIBOR + 3.50%), 7/12/29	EUR	940	979,926
POP Bidco SAS, Term Loan, 7.344%, (3 mo. EURIBOR + 4.50%), 10/11/31	EUR	500	520,028
Simply Good Foods USA, Inc., Term Loan, 6.957%, (SOFR + 2.50%), 3/17/27		138	139,133
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
United Petfood Group BV, Term Loan, 5.822%, (3 mo. EURIBOR + 2.75%), 4/24/28	EUR	750	$ 780,123
Valeo F1 Co. Ltd. (Ireland), Term Loan, 6.912%, (6 mo. EURIBOR + 3.75%), 9/29/28	EUR	500	513,530
			$ 13,578,567
Health Care Equipment & Supplies — 0.1%
Bayou Intermediate II LLC, Term Loan, 9.347%, (SOFR + 4.50%), 8/2/28		728	$ 727,811
Medline Borrower LP, Term Loan, 5.363%, (1 mo. EURIBOR + 2.50%), 10/23/28	EUR	1,000	1,038,600
			$ 1,766,411
Health Care Providers & Services — 2.9%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28		1,043	$ 1,050,814
Biogroup-LCD, Term Loan, 6.532%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	750	750,629
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26		3,790	3,472,624
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28		506	300,455
Cerba Healthcare SAS, Term Loan, 6.563%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	950	856,563
CHG Healthcare Services, Inc.:
Term Loan, 7.396%, (SOFR + 3.00%), 9/29/28		1,064	1,069,505
Term Loan, 8.276%, (SOFR + 3.50%), 9/29/28		396	399,794
CNT Holdings I Corp., Term Loan, 8.085%, (SOFR + 3.50%), 11/8/27		674	679,189
Concentra Health Services, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 7/28/31		374	377,336
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(17)		690	280,123
Dedalus Finance GmbH, Term Loan, 7.385%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	512,422
Electron BidCo, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 11/1/28		1,080	1,085,335
Elsan SAS, Term Loan, 6.006%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	1,500	1,555,647
Ensemble RCM LLC, Term Loan, 7.585%, (SOFR + 3.00%), 8/1/29		2,302	2,321,608
Hanger, Inc.:
Term Loan, 1.75%, 10/23/31(20)		151	152,822
Term Loan, 7.857%, (SOFR + 3.50%), 10/23/31		1,174	1,186,918
IVC Acquisition Ltd.:
Term Loan, 9.079%, (SOFR + 4.75%), 12/12/28		1,015	1,024,125

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
IVC Acquisition Ltd.: (continued)
Term Loan, 10.319%, (SONIA + 5.50%), 12/12/28	GBP	1,000	$ 1,257,377
LSCS Holdings, Inc., Term Loan, 8.972%, (SOFR + 4.61%), 12/16/28		703	708,964
Medical Solutions Holdings, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 11/1/28		1,436	1,023,722
Mehilainen Yhtiot OYJ, Term Loan, 6.863%, (1 mo. EURIBOR + 4.00%), 8/5/31	EUR	1,000	1,043,318
Midwest Physician Administrative Services LLC, Term Loan, 7.59%, (SOFR + 3.00%), 3/12/28		457	433,702
National Mentor Holdings, Inc.:
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28		58	57,899
Term Loan, 8.202%, (SOFR + 3.75%), 3/2/28(21)		2,005	1,990,475
Option Care Health, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28		412	415,084
Pacific Dental Services LLC, Term Loan, 7.125%, (SOFR + 2.75%), 3/15/31		844	850,479
Phoenix Guarantor, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 2/21/31		1,578	1,585,693
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31		721	725,949
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(20)		108	108,713
Term Loan, 7.607%, (SOFR + 3.25%), 11/19/31		1,517	1,521,983
Select Medical Corp., Term Loan, 6.531%, (SOFR + 2.00%), 12/3/31		975	979,466
Sound Inpatient Physicians, Term Loan - Second Lien, 9.59%, (SOFR + 5.00%), 8.09% cash, 1.50% PIK, 6/28/28		412	379,700
Surgery Center Holdings, Inc., Term Loan, 7.089%, (SOFR + 2.75%), 12/19/30		935	943,880
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	519,753
Term Loan, 6.638%, (3 mo. EURIBOR + 3.50%), 10/18/30	EUR	125	130,099
TTF Holdings LLC, Term Loan, 8.107%, (SOFR + 3.75%), 7/18/31		1,425	1,417,875
U.S. Anesthesia Partners, Inc., Term Loan, 8.917%, (SOFR + 4.25%), 10/1/28		1,474	1,469,028
			$ 34,639,068
Health Care Technology — 0.3%
Imprivata, Inc., Term Loan, 8.085%, (SOFR + 3.50%), 12/1/27		518	$ 522,042
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31		650	654,875
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
Project Ruby Ultimate Parent Corp., Term Loan, 7.472%, (SOFR + 3.00%), 3/10/28		1,013	$ 1,019,264
Waystar Technologies, Inc., Term Loan, 6.595%, (SOFR + 2.25%), 10/22/29		1,040	1,045,913
			$ 3,242,094
Hotels, Restaurants & Leisure — 1.8%
Betclic Everest Group, Term Loan, 6.255%, (3 mo. EURIBOR + 3.25%), 12/5/31	EUR	500	$ 520,841
Caesars Entertainment, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 2/6/31		2,258	2,265,694
Carnival Corp., Term Loan, 7.107%, (SOFR + 2.75%), 10/18/28		2,052	2,069,615
Fertitta Entertainment LLC, Term Loan, 7.857%, (SOFR + 3.50%), 1/27/29		4,097	4,117,053
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30		3,044	3,041,404
Four Seasons Hotels Ltd., Term Loan, 6.107%, (SOFR + 1.75%), 11/30/29		1,001	1,004,222
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	1,850	1,925,904
Horizon U.S. Finco LP, Term Loan, 12/18/31(19)		1,050	1,046,062
IRB Holding Corp., Term Loan, 6.857%, (SOFR + 2.50%), 12/15/27		293	293,906
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30		1,489	1,493,848
Playa Resorts Holding BV, Term Loan, 7.107%, (SOFR + 2.75%), 1/5/29		1,299	1,301,298
Scientific Games Holdings LP, Term Loan, 6.988%, (3 mo. EURIBOR + 3.75%), 4/4/29	EUR	1,000	1,038,797
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 12/4/31		871	870,608
Wyndham Hotels & Resorts, Inc., Term Loan, 6.107%, (SOFR + 1.75%), 5/24/30		765	767,530
			$ 21,756,782
Household Durables — 1.4%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28		1,713	$ 1,391,711
Libbey Glass, Inc., Term Loan, 11.267%, (SOFR + 6.50%), 11/22/27		9,311	9,082,086
Madison Safety & Flow LLC, Term Loan, 7.607%, (SOFR + 3.25%), 9/26/31		524	528,189
Serta Simmons Bedding LLC:
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28		3,630	3,085,125
Term Loan, 12.232%, (SOFR + 7.50%), 6/29/28		394	393,053

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Solis IV BV, Term Loan, 7.005%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	$ 1,042,489
Tempur Sealy International, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 10/24/31		1,700	1,706,902
			$ 17,229,555
Household Products — 0.2%
Kronos Acquisition Holdings, Inc., Term Loan, 8.584%, (SOFR + 4.00%), 7/8/31		1,845	$ 1,747,339
Nobel Bidco BV, Term Loan, 6.626%, (6 mo. EURIBOR + 3.25%), 9/1/28	EUR	1,000	1,032,851
			$ 2,780,190
Independent Power and Renewable Electricity Producers — 0.1%
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31		1,097	$ 1,105,820
			$ 1,105,820
Industrial Conglomerates — 0.2%
Ammeraal Beltech Holding BV, Term Loan, 7.683%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	942	$ 980,354
Rain Carbon GmbH, Term Loan, 7.852%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	901	930,950
			$ 1,911,304
Industrials Conglomerates — 0.2%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 10/8/31		500	$ 505,000
John Bean Technologies Corp., Term Loan, 10/9/31(19)		725	730,437
Nvent Electric Public Ltd. Co., Term Loan, 9/12/31(19)		1,125	1,138,714
			$ 2,374,151
Insurance — 1.6%
Alliant Holdings Intermediate LLC, Term Loan, 7.106%, (SOFR + 2.75%), 9/19/31		1,224	$ 1,228,685
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28		4,249	4,267,023
Broadstreet Partners, Inc., Term Loan, 7.373%, (SOFR + 3.00%), 6/13/31		1,144	1,149,502
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,750	1,820,668
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30		5,299	5,338,193
Ryan Specialty Group LLC, Term Loan, 6.607%, (SOFR + 2.25%), 9/15/31		1,250	1,256,250
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Siaci Saint Honore, Term Loan, 6.465%, (3 mo. EURIBOR + 3.75%), 11/16/28	EUR	1,000	$ 1,041,241
Truist Insurance Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 5/6/31		276	277,056
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29		3,019	3,017,453
			$ 19,396,071
Interactive Media & Services — 0.1%
Foundational Education Group, Inc., Term Loan, 8.597%, (SOFR + 3.75%), 8/31/28		534	$ 520,829
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26		613	611,850
Match Group, Inc., Term Loan, 6.27%, (SOFR + 1.75%), 2/13/27		675	675,000
			$ 1,807,679
IT Services — 1.9%
Asurion LLC:
Term Loan, 7.709%, (SOFR + 3.25%), 7/31/27		1,068	$ 1,067,291
Term Loan, 8.457%, (SOFR + 4.00%), 8/19/28		992	990,708
Term Loan, 8.607%, (SOFR + 4.25%), 9/19/30		3,042	3,037,974
Term Loan - Second Lien, 9.722%, (SOFR + 5.25%), 1/31/28		1,350	1,322,521
Endure Digital, Inc., Term Loan, 7.727%, (SOFR + 3.25%), 2/10/28		2,702	2,316,965
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27		3,025	2,937,454
Go Daddy Operating Co. LLC, Term Loan, 6.107%, (SOFR + 1.75%), 11/9/29		146	145,870
Indy U.S. Bidco LLC, Term Loan, 6.613%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	722	750,374
Informatica LLC, Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28		2,601	2,617,696
NAB Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/23/28		1,091	1,098,753
Plano HoldCo, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 10/2/31		600	606,000
Rackspace Finance LLC:
Term Loan, 10.847%, (SOFR + 6.25%), 5/15/28		1,456	1,511,211
Term Loan - Second Lien, 7.347%, (SOFR + 2.75%), 5/15/28		2,323	1,354,008
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31		1,206	1,214,438

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Synechron, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 10/3/31		875	$ 882,656
team.blue Finco SARL, Term Loan, 6.383%, (3 mo. EURIBOR + 3.70%), 9/30/29	EUR	1,000	1,034,881
			$ 22,888,800
Leisure Products — 0.2%
Accell Group NV, Term Loan, 7.556%, (6 mo. EURIBOR + 4.90%), 6/14/29	EUR	500	$ 80,278
Fender Musical Instruments Corp., Term Loan, 8.457%, (SOFR + 4.00%), 12/1/28		302	297,062
Recess Holdings, Inc., Term Loan, 9.085%, (SOFR + 4.50%), 2/20/30		968	978,777
Tait LLC, Term Loan, 8.857%, (SOFR + 4.50%), 10/1/31		1,000	1,010,000
			$ 2,366,117
Life Sciences Tools & Services — 0.4%
Curia Global, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 8/30/26		240	$ 230,167
IQVIA, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 1/2/31		1,312	1,322,244
LGC Group Holdings Ltd., Term Loan, 6.113%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	1,000	1,033,550
Loire Finco Luxembourg SARL, Term Loan, 7.957%, (SOFR + 3.50%), 4/21/27		335	334,157
Packaging Coordinators Midco, Inc., Term Loan, 7.835%, (SOFR + 3.25%), 11/30/27		1,332	1,339,244
			$ 4,259,362
Machinery — 2.4%
American Trailer World Corp., Term Loan, 8.207%, (SOFR + 3.75%), 3/3/28		612	$ 546,476
Apex Tool Group LLC:
Term Loan, 14.457%, (SOFR + 10.10%), 11.957% cash, 2.50% PIK, 2/8/30		1,958	1,859,634
Term Loan - Second Lien, 11.707%, (SOFR + 7.35%), 4.357% cash, 7.35% PIK, 2/8/29		838	788,065
Barnes Group, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 9/3/30		493	494,517
Conair Holdings LLC, Term Loan, 8.222%, (SOFR + 3.75%), 5/17/28		1,500	1,354,221
CPM Holdings, Inc., Term Loan, 9.053%, (SOFR + 4.50%), 9/28/28		299	291,067
Crown Equipment Corp., Term Loan, 6.944%, (SOFR + 2.50%), 10/10/31		1,050	1,058,531
Cube Industrials Buyer, Inc., Term Loan, 8.132%, (SOFR + 3.50%), 10/17/31		425	428,364
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Delachaux Group SA, Term Loan, 6.556%, (3 mo. EURIBOR + 3.50%), 4/16/29	EUR	922	$ 963,191
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31		1,047	1,052,832
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		711	714,412
Engineered Machinery Holdings, Inc.:
Term Loan, 6.433%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	968	1,008,764
Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28		2,592	2,615,483
Filtration Group Corp.:
Term Loan, 7.113%, (1 mo. EURIBOR + 4.25%), 10/21/28	EUR	1,184	1,236,971
Term Loan, 7.972%, (SOFR + 3.50%), 10/21/28		726	732,246
Gates Global LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/4/31		3,591	3,602,904
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28		827	835,103
INNIO Group Holding GmbH, Term Loan, 6.955%, (3 mo. EURIBOR + 3.75%), 11/2/28	EUR	578	602,308
Roper Industrial Products Investment Co. LLC:
Term Loan, 6.183%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	493	512,827
Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29		591	593,261
SPX Flow, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 4/5/29		939	948,255
Terex Corp., Term Loan, 6.357%, (SOFR + 2.00%), 10/8/31		2,375	2,386,139
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	1,500	1,562,709
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		1,991	2,007,678
Zephyr German BidCo GmbH, Term Loan, 6.281%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	1,500	1,553,534
			$ 29,749,492
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 6.412%, (3 mo. EURIBOR + 3.50%), 1/31/30	EUR	1,000	$ 1,044,168
			$ 1,044,168
Media — 0.4%
Aragorn Parent Corp., Term Loan, 8.339%, (SOFR + 4.00%), 12/15/28		944	$ 952,958
Axel Springer SE, Term Loan, 7.589%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	1,000	1,041,029
Charter Communications Operating LLC, Term Loan, 6.781%, (SOFR + 2.25%), 12/15/31		575	574,439

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Gray Television, Inc., Term Loan, 7.667%, (SOFR + 3.00%), 12/1/28	922	$ 853,945
Hubbard Radio LLC, Term Loan, 8.857%, (SOFR + 4.50%), 9/30/27	538	368,484
iHeartCommunications, Inc., Term Loan, 10.391%, (SOFR + 5.78%), 5/1/29	421	377,654
MJH Healthcare Holdings LLC, Term Loan, 7.707%, (SOFR + 3.25%), 1/28/29	491	494,569
Sinclair Television Group, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 9/30/26	615	609,100
		$ 5,272,178
Metals/Mining — 0.4%
AAP Buyer, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 9/9/31	475	$ 479,453
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(22)	401	400,603
Arsenal AIC Parent LLC, Term Loan, 7.607%, (SOFR + 3.25%), 8/18/30	741	747,884
Dynacast International LLC, Term Loan, 13.864%, (SOFR + 9.25%), 10/22/25	397	387,239
Minerals Technologies, Inc., Term Loan, 6.339%, (SOFR + 2.00%), 11/21/31	525	527,625
Navoi Mining & Metallurgical Co., Term Loan, 9.407%, (SOFR + 4.76%), 4/23/27	223	222,241
PMHC II, Inc., Term Loan, 9.058%, (SOFR + 4.25%), 4/23/29	982	970,407
WireCo WorldGroup, Inc., Term Loan, 8.382%, (SOFR + 3.75%), 11/13/28	433	406,621
Zekelman Industries, Inc., Term Loan, 6.62%, (SOFR + 2.25%), 1/24/31	1,089	1,091,964
		$ 5,234,037
Oil, Gas & Consumable Fuels — 0.5%
Epic Crude Services LP, Term Loan, 7.656%, (SOFR + 3.00%), 10/15/31	625	$ 631,250
Freeport LNG Investments LLLP, Term Loan, 8.379%, (SOFR + 3.50%), 12/21/28	651	655,309
ITT Holdings LLC, Term Loan, 7.107%, (SOFR + 2.75%), 10/11/30	790	795,857
Matador Bidco SARL, Term Loan, 8.707%, (SOFR + 4.25%), 7/30/29	1,529	1,544,288
Oryx Midstream Services Permian Basin LLC, Term Loan, 7.512%, (SOFR + 3.00%), 10/5/28	1,013	1,020,583
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon LLC, Term Loan, 7.857%, (SOFR + 3.50%), 5/10/30		517	$ 517,771
UGI Energy Services LLC, Term Loan, 6.857%, (SOFR + 2.50%), 2/22/30		1,458	1,466,432
			$ 6,631,490
Passenger Airlines — 0.0%(12)
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31		496	$ 498,910
			$ 498,910
Personal Products — 0.1%
Rainbow Finco SARL, Term Loan, 6.632%, (6 mo. EURIBOR + 3.25%), 2/23/29	EUR	1,000	$ 1,038,859
			$ 1,038,859
Pharmaceuticals — 0.6%
AI Sirona (Luxembourg) Acquisition SARL, Term Loan, 6.363%, (1 mo. EURIBOR + 3.50%), 9/30/28	EUR	1,000	$ 1,041,573
Ceva Sante Animale:
Term Loan, 6.183%, (3 mo. EURIBOR + 3.50%), 11/8/30	EUR	1,500	1,561,831
Term Loan, 7.772%, (SOFR + 3.25%), 11/8/30		397	400,142
Jazz Financing Lux SARL, Term Loan, 6.607%, (SOFR + 2.25%), 5/5/28		1,411	1,416,158
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR 4.50%), 11/14/28		1,490	1,587,682
Nidda Healthcare Holding AG, Term Loan, 7.006%, (3 mo. EURIBOR + 4.00%), 2/21/30	EUR	750	781,863
Recipharm AB, Term Loan, 5.955%, (3 mo. EURIBOR + 2.95%), 2/17/28	EUR	1,000	1,028,407
			$ 7,817,656
Professional Services — 2.6%
AAL Delaware Holdco, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 7/30/31		698	$ 704,800
AlixPartners LLP:
Term Loan, 5.683%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	963	1,000,654
Term Loan, 6.972%, (SOFR + 2.50%), 2/4/28		1,913	1,922,951
Amspec Parent LLC:
Term Loan, 12/12/31(19)		802	807,679
Term Loan, 12/12/31(19)		123	124,258
APFS Staffing Holdings, Inc., Term Loan, 8.607%, (SOFR + 4.00%), 12/29/28		263	264,917

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Apleona Holding GmbH, Term Loan, 5.756%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	1,000	$ 1,038,009
Camelot U.S. Acquisition LLC, Term Loan, 7.107%, (SOFR + 2.75%), 1/31/31		2,086	2,086,616
CoreLogic, Inc., Term Loan, 7.972%, (SOFR + 3.50%), 6/2/28		2,026	2,004,076
Corporation Service Co., Term Loan, 6.857%, (SOFR + 2.50%), 11/2/29		264	265,821
Crisis Prevention Institute, Inc., Term Loan, 8.392%, (SOFR + 4.00%), 4/9/31		325	327,031
Deerfield Dakota Holding LLC, Term Loan, 8.079%, (SOFR + 3.75%), 4/9/27		2,032	1,991,928
EAB Global, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 8/16/28		223	224,457
Employbridge Holding Co., Term Loan, 9.621%, (SOFR + 4.75%), 7/19/28		2,297	1,526,255
First Advantage Holdings LLC, Term Loan, 7.607%, (SOFR + 3.25%), 10/31/31		2,231	2,257,635
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		661	666,072
Galaxy Bidco Ltd., Term Loan, 12/19/29(19)	EUR	1,000	1,040,221
Genuine Financial Holdings LLC, Term Loan, 8.357%, (SOFR + 4.00%), 9/27/30		395	399,938
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		550	556,875
Mermaid Bidco, Inc.:
Term Loan, 6.835%, (3 mo. EURIBOR + 3.75%), 7/3/31	EUR	1,000	1,043,624
Term Loan, 7.804%, (SOFR + 3.25%), 7/3/31		549	552,588
Neptune Bidco U.S., Inc., Term Loan, 9.758%, (SOFR + 5.00%), 4/11/29		1,872	1,684,687
PHM Group Holding OYJ, Term Loan, 7.848%, (3 mo. EURIBOR + 4.75%), 6/24/31	EUR	500	521,486
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31		1,194	1,205,755
Saphilux SARL, Term Loan, 6.694%, (6 mo. EURIBOR + 4.00%), 7/18/28	EUR	500	522,045
Stepstone Group Midco 2 GmbH:
Term Loan, 12/4/31(19)	EUR	500	512,906
Term Loan, 12/4/31(19)		825	816,750
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.782%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	1,826	1,905,618
Teneo Holdings LLC, Term Loan, 9.107%, (SOFR + 4.75%), 3/13/31		1,242	1,254,560
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31		650	655,892
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31		1,242	$ 1,242,044
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29		267	247,633
			$ 31,375,781
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.357%, (SOFR + 3.00%), 1/31/30		2,975	$ 2,989,408
Term Loan, 7.607%, (SOFR + 3.25%), 1/31/30		1,229	1,244,689
Greystar Real Estate Partners LLC, Term Loan, 7.089%, (SOFR + 2.75%), 8/21/30		593	597,715
Homeserve USA Holding Corp., Term Loan, 6.37%, (SOFR + 2.00%), 10/21/30		893	895,148
			$ 5,726,960
Road & Rail — 0.3%
Hertz Corp.:
Term Loan, 7.972%, (SOFR + 3.50%), 6/30/28		1,015	$ 917,627
Term Loan, 7.972%, (SOFR + 3.50%), 6/30/28		198	179,210
Term Loan, 8.089%, (SOFR + 3.75%), 6/30/28		718	650,759
Kenan Advantage Group, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 1/25/29		2,166	2,182,415
			$ 3,930,011
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco, Inc., Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		1,243	$ 1,242,348
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 10/31/27		354	175,108
MaxLinear, Inc., Term Loan, 6.703%, (SOFR + 2.25%), 6/23/28		286	276,428
MKS Instruments, Inc., Term Loan, 5.596%, (1 mo. EURIBOR + 2.75%), 8/17/29	EUR	1,473	1,533,629
			$ 3,227,513
Software — 5.0%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31		5,079	$ 5,134,085
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28		853	62,579
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28		611	410,584
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29		1,261	94,556
Boxer Parent Co., Inc.:
Term Loan, 7.056%, (3 mo. EURIBOR + 4.00%), 7/30/31	EUR	481	502,227

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Boxer Parent Co., Inc.: (continued)
Term Loan, 8.335%, (SOFR + 3.75%), 7/30/31		2,967	$ 2,994,792
Cegid Group SAS, Term Loan, 6.836%, (3 mo. EURIBOR + 3.75%), 7/10/28	EUR	1,000	1,041,143
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29		2,252	2,225,412
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29		1,100	1,104,991
Cloudera, Inc.:
Term Loan, 8.207%, (SOFR + 3.75%), 10/8/28		3,789	3,786,381
Term Loan - Second Lien, 10.457%, (SOFR + 6.00%), 10/8/29		775	762,406
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(22)		256	257,117
Constant Contact, Inc., Term Loan, 8.918%, (SOFR + 4.00%), 2/10/28		1,701	1,528,394
Cornerstone OnDemand, Inc., Term Loan, 8.222%, (SOFR + 3.75%), 10/16/28		1,313	1,159,269
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31		1,425	1,429,745
Drake Software LLC, Term Loan, 8.607%, (SOFR + 4.25%), 6/26/31		2,045	1,993,753
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30		1,398	1,413,281
Epicor Software Corp., Term Loan, 7.107%, (SOFR + 2.75%), 5/30/31		2,320	2,339,448
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27		501	484,218
GoTo Group, Inc.:
Term Loan, 9.297%, (SOFR + 4.75%), 4/28/28		943	861,428
Term Loan - Second Lien, 9.297%, (SOFR + 4.75%), 4/28/28		592	272,087
IGT Holding IV AB, Term Loan, 6.083%, (3 mo. EURIBOR + 3.40%), 3/31/28	EUR	1,000	1,036,772
iSolved, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 10/15/30		496	502,850
Ivanti Software, Inc., Term Loan, 9.121%, (SOFR + 4.25%), 12/1/27		1,427	990,013
Marcel LUX IV SARL:
Term Loan, 6.764%, (1 mo. EURIBOR + 3.75%), 11/9/30	EUR	1,500	1,562,033
Term Loan, 8.07%, (SOFR + 3.50%), 11/9/30		1,219	1,237,166
McAfee LLC:
Term Loan, 6.556%, (3 mo. EURIBOR + 3.50%), 3/1/29	EUR	978	1,013,611
Term Loan, 7.37%, (SOFR + 3.00%), 3/1/29		2,744	2,749,954
Mosel Bidco SE:
Term Loan, 6.965%, (3 mo. EURIBOR + 4.25%), 9/16/30	EUR	750	781,689
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Mosel Bidco SE: (continued)
Term Loan, 8.829%, (SOFR + 4.50%), 9/16/30		250	$ 253,125
OceanKey (U.S.) II Corp., Term Loan, 7.957%, (SOFR + 3.50%), 12/15/28		608	610,724
Open Text Corp., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/30		845	846,276
Polaris Newco LLC:
Term Loan, 6.863%, (1 mo. EURIBOR + 4.00%), 6/2/28	EUR	968	969,428
Term Loan, 8.847%, (SOFR + 4.00%), 6/2/28		2,758	2,766,860
Proofpoint, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 8/31/28		2,425	2,439,987
Quartz Acquireco LLC, Term Loan, 7.079%, (SOFR + 2.75%), 6/28/30		741	747,106
Quest Software U.S. Holdings, Inc., Term Loan, 8.792%, (SOFR + 4.25%), 2/1/29		985	641,816
RealPage, Inc.:
Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28		2,782	2,780,144
Term Loan, 8.079%, (SOFR + 3.75%), 4/24/28		450	452,673
Sabre GLBL, Inc.:
Term Loan, 8.707%, (SOFR + 4.25%), 6/30/28		166	162,376
Term Loan, 10.457%, (SOFR + 6.00%), 11/15/29		934	931,340
SolarWinds Holdings, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 2/5/30		1,812	1,823,957
Sophia LP, Term Loan, 7.357%, (SOFR + 3.00%), 10/9/29		312	314,935
UKG, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/10/31		4,213	4,248,143
Veritas U.S., Inc., Term Loan, 19.25%, (USD Prime + 11.50%), 12/9/29		765	762,153
Vision Solutions, Inc., Term Loan, 8.847%, (SOFR + 4.00%), 4/24/28		412	406,653
			$ 60,889,680
Specialty Retail — 1.3%
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31		599	$ 605,107
Boels Topholding BV, Term Loan, 6.04%, (3 mo. EURIBOR + 3.00%), 5/23/31	EUR	862	900,229
EG Group Ltd., Term Loan, 2/7/28(19)	EUR	500	519,707
Etraveli Holding AB, Term Loan, 6.823%, (3 mo. EURIBOR + 4.00%), 11/2/28	EUR	937	975,883
Great Outdoors Group LLC, Term Loan, 8.222%, (SOFR + 3.75%), 3/6/28		2,353	2,368,477
Harbor Freight Tools USA, Inc., Term Loan, 6.902%, (SOFR + 2.50%), 6/11/31(21)		2,344	2,315,269

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Hoya Midco LLC, Term Loan, 7.585%, (SOFR + 3.00%), 2/3/29		973	$ 984,190
Les Schwab Tire Centers, Term Loan, 7.357%, (SOFR + 3.00%), 4/23/31		3,292	3,312,310
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		1,165	1,165,924
PetSmart, Inc., Term Loan, 8.207%, (SOFR + 3.75%), 2/11/28		1,282	1,279,265
Speedster Bidco GmbH:
Term Loan, 5.662%, (6 mo. EURIBOR + 2.50%), 3/31/27	EUR	1,000	1,041,744
Term Loan, 10/17/31(19)		850	853,366
			$ 16,321,471
Technology Hardware, Storage & Peripherals — 0.0%(12)
Poseidon Bidco SASU, Term Loan, 7.683%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	750	$ 507,346
			$ 507,346
Trading Companies & Distributors — 1.5%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/31		2,328	$ 2,339,340
Beacon Roofing Supply, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 5/19/28		545	547,078
Core & Main LP, Term Loan, 6.382%, (SOFR + 2.00%), 2/9/31		372	373,818
DXP Enterprises, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 10/11/30		667	675,745
Foundation Building Materials Holding Co. LLC, Term Loan, 8.585%, (SOFR + 4.00%), 1/29/31		1,241	1,224,348
Patagonia Bidco Ltd., Term Loan, 10.20%, (SONIA + 5.25%), 11/1/28	GBP	1,000	1,140,650
PEARLS (Netherlands) Bidco BV, Term Loan, 7.056%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	1,000	1,043,375
Quimper AB, Term Loan, 7.076%, (1 mo. EURIBOR + 3.75%), 3/15/30	EUR	1,875	1,951,793
Ramudden Global Group GmbH, Term Loan, 7.095%, (1 mo. EURIBOR + 4.25%), 12/10/29	EUR	1,000	1,039,232
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28		3,754	3,178,094
White Cap Buyer LLC, Term Loan, 7.607%, (SOFR + 3.25%), 10/19/29		3,427	3,437,937
Windsor Holdings III LLC:
Term Loan, 6.295%, (1 mo. EURIBOR + 3.50%), 8/1/30	EUR	500	520,885
Term Loan, 7.856%, (SOFR + 3.50%), 8/1/30		1,136	1,151,612
			$ 18,623,907
Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 0.1%
Brown Group Holding LLC:
Term Loan, 6.857%, (SOFR + 2.50%), 7/1/31	218	$ 218,905
Term Loan, 7.002%, (SOFR + 2.50%), 7/1/31(21)	246	246,648
KKR Apple Bidco LLC, Term Loan, 7.222%, (SOFR + 2.75%), 9/22/28	170	170,931
		$ 636,484
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27	445	$ 446,366
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27	5,026	4,894,932
		$ 5,341,298
Total Senior Floating-Rate Loans (identified cost $565,107,211)		$ 547,090,030

Sovereign Government Bonds — 4.2%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.0%(12)
Albania Government International Bonds, 3.50%, 11/23/31(13)	EUR	300	$ 292,540
			$ 292,540
Angola — 0.2%
Angola Government International Bonds:
8.75%, 4/14/32(13)		1,161	$ 1,028,726
9.125%, 11/26/49(13)		600	482,817
9.375%, 5/8/48(13)		820	674,696
			$ 2,186,239
Argentina — 0.1%
Argentina Bonar Bonds, 0.75% to 7/9/27, 7/9/30(3)		690	$ 509,507
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(3)		200	125,333
4.125% to 7/9/27, 7/9/35(3)		500	332,828
5.00%, 1/9/38		800	561,271
			$ 1,528,939

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Bahamas — 0.0%(12)
Bahamas Government International Bonds:
6.95%, 11/20/29(13)		8	$ 7,668
8.95%, 10/15/32(13)		200	207,300
			$ 214,968
Barbados — 0.0%(12)
Barbados Government International Bonds, 6.50%, 10/1/29(1)		270	$ 265,140
			$ 265,140
Benin — 0.2%
Benin Government International Bonds:
4.875%, 1/19/32(13)	EUR	406	$ 380,865
4.95%, 1/22/35(13)	EUR	430	377,942
6.875%, 1/19/52(13)	EUR	1,158	1,012,319
7.96%, 2/13/38(13)		200	188,954
			$ 1,960,080
Brazil — 0.2%
Brazil Government International Bonds:
3.875%, 6/12/30		371	$ 326,904
4.625%, 1/13/28		1,100	1,061,850
5.00%, 1/27/45		600	442,878
			$ 1,831,632
Cameroon — 0.2%
Republic of Cameroon International Bonds:
5.95%, 7/7/32(13)	EUR	500	$ 419,771
9.50%, 7/31/31(13)		1,762	1,671,830
			$ 2,091,601
Chile — 0.1%
Chile Government International Bonds:
2.45%, 1/31/31		200	$ 171,605
2.55%, 7/27/33		600	484,705
3.50%, 1/25/50		300	207,804
			$ 864,114
Colombia — 0.1%
Colombia Government International Bonds:
3.25%, 4/22/32		900	$ 691,875
4.125%, 5/15/51		430	247,201
			$ 939,076
Security	Principal Amount* (000's omitted)		Value
Costa Rica — 0.0%(12)
Costa Rica Government International Bonds, 6.55%, 4/3/34(13)		460	$ 468,568
			$ 468,568
Dominican Republic — 0.1%
Dominican Republic International Bonds:
4.50%, 1/30/30(13)		250	$ 229,563
4.875%, 9/23/32(13)		530	474,350
5.95%, 1/25/27(13)		200	199,200
7.45%, 4/30/44(13)		300	315,300
			$ 1,218,413
Ecuador — 0.1%
Ecuador Government International Bonds:
0.00%, 7/31/30(13)		329	$ 180,629
5.00%, 7/31/40(13)		285	126,034
6.90%, 7/31/30(13)		1,114	778,534
			$ 1,085,197
Egypt — 0.3%
Egypt Government International Bonds:
5.25%, 10/6/25(1)		200	$ 198,262
5.625%, 4/16/30(13)	EUR	995	901,125
5.80%, 9/30/27(13)		427	400,686
6.375%, 4/11/31(13)	EUR	400	366,147
7.053%, 1/15/32(13)		442	379,910
7.50%, 2/16/61(13)		260	178,856
7.625%, 5/29/32(13)		200	176,203
7.903%, 2/21/48(13)		393	289,314
8.15%, 11/20/59(13)		200	147,750
8.50%, 1/31/47(13)		200	155,674
8.70%, 3/1/49(13)		400	315,641
8.875%, 5/29/50(13)		780	625,086
			$ 4,134,654
El Salvador — 0.1%
El Salvador Government International Bonds:
7.65%, 6/15/35(13)		184	$ 178,581
8.25%, 4/10/32(13)		598	607,942
9.25%, 4/17/30(13)		150	159,187
9.65%, 11/21/54(1)		252	266,112
			$ 1,211,822

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Ethiopia — 0.1%
Ethiopia International Bonds, 6.625%, 12/11/24(13)(17)	1,854	$ 1,478,565
		$ 1,478,565
Gabon — 0.0%(12)
Gabon Government International Bonds, 6.625%, 2/6/31(13)	200	$ 149,229
		$ 149,229
Ghana — 0.1%
Ghana Government International Bonds:
0.00%, 1/3/30(13)	64	$ 49,730
5.00% to 7/3/28, 7/3/29(3)(13)	317	274,378
5.00% to 7/3/28, 7/3/35(3)(13)	370	261,508
		$ 585,616
Guatemala — 0.0%(12)
Guatemala Government Bonds, 5.375%, 4/24/32(13)	538	$ 508,948
		$ 508,948
Honduras — 0.0%(12)
Honduras Government International Bonds, 8.625%, 11/27/34(1)	253	$ 251,672
		$ 251,672
Hungary — 0.1%
Hungary Government International Bonds:
2.125%, 9/22/31(13)	400	$ 317,795
6.25%, 9/22/32(1)(13)	900	919,220
		$ 1,237,015
India — 0.1%
Export-Import Bank of India:
2.25%, 1/13/31(13)	600	$ 506,468
5.50%, 1/18/33(1)	230	231,846
		$ 738,314
Indonesia — 0.2%
Indonesia Government International Bonds:
4.70%, 2/10/34	1,200	$ 1,141,019
5.10%, 2/10/54	560	516,581
Perusahaan Penerbit SBSN Indonesia III, 5.65%, 11/25/54(13)	651	638,781
		$ 2,296,381
Security	Principal Amount* (000's omitted)		Value
Iraq — 0.0%(12)
Iraq International Bonds, 5.80%, 1/15/28(13)		109	$ 106,576
			$ 106,576
Ivory Coast — 0.0%(12)
Ivory Coast Government International Bonds, 6.625%, 3/22/48(13)	EUR	662	$ 554,552
			$ 554,552
Kenya — 0.0%(12)
Republic of Kenya Government International Bonds:
8.00%, 5/22/32(13)		200	$ 181,850
8.25%, 2/28/48(13)		200	164,997
			$ 346,847
Kuwait — 0.0%(12)
Kuwait International Government Bonds, 3.50%, 3/20/27(13)		247	$ 239,645
			$ 239,645
Lebanon — 0.0%(12)
Lebanon Government International Bonds, 6.375%, 3/9/20(13)(17)		1,110	$ 143,421
			$ 143,421
Mexico — 0.1%
Mexico Government International Bonds:
4.875%, 5/19/33		600	$ 538,354
5.00%, 4/27/51		300	226,077
5.40%, 2/9/28		300	297,456
			$ 1,061,887
Mongolia — 0.0%(12)
Mongolia Government International Bonds, 5.125%, 4/7/26(1)		200	$ 196,950
			$ 196,950
Montenegro — 0.1%
Montenegro Government International Bonds:
2.875%, 12/16/27(13)	EUR	100	$ 98,816
7.25%, 3/12/31(13)		515	529,152
			$ 627,968

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Morocco — 0.0%(12)
Morocco Government International Bonds, 3.00%, 12/15/32(13)	365	$ 298,461
		$ 298,461
Nigeria — 0.2%
Nigeria Government International Bonds:
8.25%, 9/28/51(13)	202	$ 161,478
9.625%, 6/9/31(13)	740	739,441
10.375%, 12/9/34(13)	1,280	1,308,648
		$ 2,209,567
Oman — 0.1%
Oman Government International Bonds:
5.375%, 3/8/27(13)	200	$ 199,120
6.25%, 1/25/31(13)	483	495,902
6.75%, 1/17/48(13)	230	233,547
7.375%, 10/28/32(13)	450	496,039
		$ 1,424,608
Pakistan — 0.0%(12)
Pakistan Government International Bonds:
6.875%, 12/5/27(13)	200	$ 180,487
7.375%, 4/8/31(13)	200	167,342
		$ 347,829
Paraguay — 0.0%(12)
Paraguay Government International Bonds, 4.95%, 4/28/31(13)	577	$ 553,776
		$ 553,776
Peru — 0.1%
Peru Government International Bonds:
2.783%, 1/23/31	700	$ 599,025
3.00%, 1/15/34	250	201,438
3.30%, 3/11/41	447	323,516
		$ 1,123,979
Philippines — 0.1%
Philippines Government International Bonds:
5.00%, 7/17/33	1,100	$ 1,077,916
5.50%, 1/17/48	290	283,497
		$ 1,361,413
Security	Principal Amount* (000's omitted)		Value
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(13)		1,003	$ 816,309
			$ 816,309
Sri Lanka — 0.2%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)		359	$ 297,832
3.35% to 9/15/27, 3/15/33(1)(3)		704	535,840
3.60% to 12/15/27, 6/15/35(1)(3)		475	344,563
3.60% to 11/15/27, 5/15/36(1)(3)		330	251,503
3.60% to 8/15/27, 2/15/38(1)(3)		660	505,727
4.00%, 4/15/28(1)		463	434,615
			$ 2,370,080
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		1,283	$ 1,155,026
9.00%, 12/31/50(1)		894	894,447
			$ 2,049,473
Tunisia — 0.0%(12)
Tunisian Republic, 6.375%, 7/15/26(13)	EUR	556	$ 550,486
			$ 550,486
Turkey — 0.1%
Turkiye Government International Bonds:
4.25%, 4/14/26		500	$ 492,361
4.875%, 4/16/43		260	181,194
6.125%, 10/24/28		370	369,075
6.75%, 5/30/40		300	271,598
7.625%, 5/15/34		360	366,286
			$ 1,680,514
Ukraine — 0.1%
Ukraine Government International Bonds:
0.00%, GDP-Linked, 8/1/41(13)(23)		1,271	$ 984,221
0.00% to 2/1/27, 2/1/30(3)(13)		17	9,237
0.00% to 2/1/27, 2/1/34(3)(13)		250	104,067
0.00% to 2/1/27, 2/1/35(3)(13)		150	88,947
0.00% to 2/1/27, 2/1/36(3)(13)		250	147,480
1.75% to 8/1/25, 2/1/29(3)(13)		100	69,767
1.75% to 8/1/25, 2/1/34(3)(13)		200	113,250
1.75% to 8/1/25, 2/1/35(3)(13)		200	110,446
1.75% to 8/1/25, 2/1/36(3)(13)		100	54,441
			$ 1,681,856

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
United Arab Emirates — 0.2%
Finance Department Government of Sharjah:
4.375%, 3/10/51(13)	900	$ 620,253
6.50%, 11/23/32(1)(13)	1,250	1,293,307
		$ 1,913,560
Uruguay — 0.1%
Uruguay Government International Bonds:
4.375%, 1/23/31	200	$ 194,300
5.10%, 6/18/50	300	276,208
5.75%, 10/28/34	250	257,151
		$ 727,659
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(13)	490	$ 500,919
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(13)	300	282,669
		$ 783,588
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(13)(17)	361	$ 43,290
7.00%, 12/1/18(13)(17)	24	2,934
7.00%, 3/31/38(13)(17)	156	20,963
7.65%, 4/21/25(13)(17)	552	77,280
7.75%, 10/13/19(13)(17)	400	51,611
8.25%, 10/13/24(13)(17)	518	73,167
9.00%, 5/7/23(13)(17)	101	14,384
9.25%, 9/15/27(17)	693	111,746
9.25%, 5/7/28(13)(17)	470	69,310
9.375%, 1/13/34(17)	41	6,714
11.75%, 10/21/26(13)(17)	205	33,651
11.95%, 8/5/31(13)(17)	174	28,726
12.75%, 8/23/22(13)(17)	158	25,102
		$ 558,878
Zambia — 0.0%(12)
Zambia Government International Bonds:
0.50%, 12/31/53(13)	67	$ 38,460
5.75% to 6/30/31, 6/30/33(3)(13)	73	64,662
		$ 103,122
Total Sovereign Government Bonds (identified cost $51,583,040)		$ 51,371,727

Sovereign Loans — 0.3%
Borrower/Description	Principal Amount* (000's omitted)		Value
Argentina — 0.0%(12)
Provincia De Neuquen, Term Loan, 11/1/27		190	$ 191,486
			$ 191,486
Bahamas — 0.1%
Commonwealth of Bahamas, Term Loan, 9.447%, (3 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	660	$ 701,983
			$ 701,983
Kenya — 0.0%(12)
Government of Kenya, Term Loan, 11.163%, (6 mo. SOFR + 6.45%), 6/29/25(2)		312	$ 313,481
			$ 313,481
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan, 11.176%, (6 mo. SOFR + 6.30%), 4/28/31(2)		2,531	$ 2,552,952
			$ 2,552,952
Total Sovereign Loans (identified cost $3,756,229)			$ 3,759,902

U.S. Government Agency Mortgage-Backed Securities — 19.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 8/1/52	$38,280	$ 37,056,514
5.50%, 5/1/32	190	193,566
6.50%, 6/17/28	5	4,623
7.00%, 10/17/27	4	3,610
7.50%, with various maturities to 2035	316	329,695
8.00%, with various maturities to 2030	19	19,231
9.00%, with various maturities to 2031	8	8,542
Federal National Mortgage Association:
4.50%, 7/1/42	2,260	2,192,627
4.646%, (COF + 1.318%), 10/1/36(24)	283	275,713
5.00%, with various maturities to 2040	2,368	2,367,133
5.50%, with various maturities to 2033	243	247,631
6.00%, 5/1/29	51	51,861
6.35%, (COF + 2.004%), 7/1/32(24)	333	340,027
6.50%, with various maturities to 2031	12	12,001

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.614%, (6 mo. RFUCCT + 1.541%), 9/1/37(24)	$433	$ 437,888
7.00%, with various maturities to 2029	101	102,096
7.007%, (1 yr. CMT + 2.285), 8/1/36(24)	1,712	1,739,840
7.50%, with various maturities to 2035	440	463,085
8.00%, with various maturities to 2027	5	4,849
8.037%, 9/15/27(4)	5	4,601
8.235%, 6/15/27(4)	1	1,476
8.243%, 9/20/28(4)	2	2,295
8.50%, 12/1/37	74	77,227
8.636%, 10/15/29(4)	0(25)	511
9.00%, 2/1/32	45	45,961
9.50%, with various maturities to 2030	4	4,595
Government National Mortgage Association:
4.00%, 9/20/49	213	197,154
4.50%, with various maturities to 2052	2,254	2,144,906
5.00%, 6/20/52	13,538	13,193,670
5.50%, 30-Year, TBA(26)	10,950	10,853,695
5.50%, with various maturities to 2054	18,726	18,650,150
6.00%, 30-Year, TBA(26)	5,300	5,333,539
6.00%, with various maturities to 2054	15,348	15,591,516
6.50%, with various maturities to 2054	21,350	21,821,949
7.00%, with various maturities to 2054	496	501,882
7.50%, with various maturities to 2054	1,068	1,091,612
8.00%, with various maturities to 2054	952	975,009
9.00%, 12/15/25	4	4,139
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(26)	9,737	9,392,020
5.50%, 30-Year, TBA(26)	25,350	25,004,407
6.00%, 30-Year, TBA(26)	60,700	60,979,789
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $236,560,039)		$ 231,722,635

Warrants — 0.0%(12)
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.0%(12)
Casino Guichard Perrachon SA, Exp. 4/27/29(10)	32,288	$ 17
Total Warrants (identified cost $0)		$ 17

Miscellaneous — 0.0%(12)
Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(9)(10)	2,257,600	$ 0
		$ 0
Engineering & Construction — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(9)(17)	$377,752	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(1)(9)(17)	377,752	0
		$ 0
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(9)(10)	$1,186,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(9)(10)	$649,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(9)(10)	1,550,000	0
		$ 0
Surface Transport — 0.0%(12)
Hertz Corp., Escrow Certificates(1)(10)	$364,000	$ 70,070
		$ 70,070
Total Miscellaneous (identified cost $0)		$ 70,070

Short-Term Investments — 2.5%
Affiliated Fund — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(27)	28,760,637	$ 28,760,637
Total Affiliated Fund (identified cost $28,760,637)		$ 28,760,637

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 1/30/25	$167	$ 166,451
0.00%, 2/20/25(28)	164	163,071
0.00%, 3/6/25	169	167,764
0.00%, 4/1/25(28)	1,517	1,501,412
Total U.S. Treasury Obligations (identified cost $1,997,844)		$ 1,998,698
Total Short-Term Investments (identified cost $30,758,481)		$ 30,759,335
Total Investments — 166.7% (identified cost $2,106,807,949)		$ 2,024,491,406
Less Unfunded Loan Commitments — (0.1)%		$ (866,183)
Net Investments — 166.6% (identified cost $2,105,941,766)		$ 2,023,625,223
TBA Sale Commitments — (1.8)%
U.S. Government Agency Mortgage-Backed Securities — (1.8)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
6.50%, 30-Year, TBA(26)	$(15,000)	$ (15,251,953)
7.00%, 30-Year, TBA(26)	(6,806)	(6,974,555)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $22,292,742)		$ (22,226,508)
Total TBA Sale Commitments (proceeds $22,292,742)		$ (22,226,508)
Other Assets, Less Liabilities — (82.6)%		$(1,003,286,589)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — 17.8%		$ 216,173,442
Net Assets Applicable to Common Shares — 100.0%		$ 1,214,285,568

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $716,596,357 or 59.0% of the Fund's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2024.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Amount is less than 0.05%.
(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $75,307,378 or 6.2% of the Fund's net assets applicable to common shares.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(20)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2024 the total value of unfunded loan commitments is $869,538.
(21)	The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(22)	Fixed-rate loan.
(23)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(24)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2024.
(25)	Principal amount is less than $500.
(26)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	123,375	USD	129,753	3/19/25	$ (1,530)
EUR	2,058,996	USD	2,165,444	3/19/25	(25,536)
USD	2,469,389	EUR	2,348,000	3/19/25	29,120
USD	2,359,792	EUR	2,243,791	3/19/25	27,828
USD	1,128,779	EUR	1,073,291	3/19/25	13,311
USD	1,107,720	EUR	1,053,268	3/19/25	13,063
USD	1,019,897	EUR	969,762	3/19/25	12,027
USD	694,121	EUR	660,000	3/19/25	8,185
USD	491,551	EUR	467,387	3/19/25	5,797
USD	491,027	EUR	466,889	3/19/25	5,790
USD	336,527	EUR	319,984	3/19/25	3,969
USD	262,664	EUR	249,752	3/19/25	3,098
USD	94,417	EUR	89,776	3/19/25	1,113
USD	5,509	EUR	5,238	3/19/25	65
					$96,300

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	44,591,321	EUR	42,161,465	Standard Chartered Bank	1/3/25	$ 918,379	$ —
EUR	176,162	USD	184,986	State Street Bank and Trust Company	1/10/25	—	(2,457)
EUR	10,111	USD	10,718	Bank of America, N.A.	1/31/25	—	(233)
EUR	297,429	USD	311,965	Citibank, N.A.	1/31/25	—	(3,531)
EUR	253,939	USD	270,477	Goldman Sachs International	1/31/25	—	(7,142)
EUR	92,918	USD	98,559	HSBC Bank USA, N.A.	1/31/25	—	(2,203)
EUR	495,057	USD	539,996	Standard Chartered Bank	1/31/25	—	(26,622)
GBP	205,626	USD	257,540	State Street Bank and Trust Company	1/31/25	—	(178)
GBP	283,736	USD	355,370	State Street Bank and Trust Company	1/31/25	—	(246)
GBP	301,300	USD	382,067	State Street Bank and Trust Company	1/31/25	—	(4,959)
USD	413,311	EUR	390,000	Goldman Sachs International	1/31/25	8,881	—
USD	356,104	EUR	342,444	Goldman Sachs International	1/31/25	990	—
USD	38,457,913	EUR	35,420,245	HSBC Bank USA, N.A.	1/31/25	1,727,115	—
USD	53,369	EUR	50,705	HSBC Bank USA, N.A.	1/31/25	788	—
USD	496,020	EUR	456,747	State Street Bank and Trust Company	1/31/25	22,373	—
USD	455,252	EUR	419,300	State Street Bank and Trust Company	1/31/25	20,438	—
USD	805,005	EUR	762,222	The Toronto-Dominion Bank	1/31/25	14,580	—
USD	331,471	GBP	260,000	Citibank, N.A.	1/31/25	6,055	—
USD	178,975	GBP	140,490	Goldman Sachs International	1/31/25	3,137	—
USD	289,446	GBP	223,510	Standard Chartered Bank	1/31/25	9,700	—
USD	149,911	GBP	118,433	Standard Chartered Bank	1/31/25	1,679	—
USD	6,065,613	GBP	4,664,525	State Street Bank and Trust Company	1/31/25	227,485	—
USD	364,145	GBP	280,031	State Street Bank and Trust Company	1/31/25	13,657	—
USD	152,067	GBP	120,000	State Street Bank and Trust Company	1/31/25	1,875	—
USD	67,324	GBP	52,858	State Street Bank and Trust Company	1/31/25	1,167	—
USD	7,191	GBP	5,711	State Street Bank and Trust Company	1/31/25	43	—
USD	43,713,159	EUR	42,161,465	Standard Chartered Bank	2/4/25	—	(15,450)
EUR	1,390,000	USD	1,463,748	HSBC Bank USA, N.A.	2/28/25	—	(20,501)
EUR	1,387,702	USD	1,461,492	HSBC Bank USA, N.A.	2/28/25	—	(20,631)
USD	6,989,394	EUR	6,598,425	Australia and New Zealand Banking Group Limited	2/28/25	138,201	—
USD	6,847,357	EUR	6,467,000	Australia and New Zealand Banking Group Limited	2/28/25	132,623	—
USD	6,844,809	EUR	6,467,000	HSBC Bank USA, N.A.	2/28/25	130,075	—
USD	6,856,677	EUR	6,467,000	Standard Chartered Bank	2/28/25	141,943	—
USD	6,849,388	EUR	6,467,000	Standard Chartered Bank	2/28/25	134,655	—
USD	2,558,744	GBP	2,024,684	HSBC Bank USA, N.A.	2/28/25	25,137	—
USD	13,479,999	EUR	12,872,765	Goldman Sachs International	3/31/25	93,191	—
USD	13,323,913	EUR	12,723,200	State Street Bank and Trust Company	3/31/25	92,643	—
USD	8,885,681	EUR	8,482,100	State Street Bank and Trust Company	3/31/25	64,869	—
						$3,931,679	$(104,153)

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,271	Long	3/31/25	$261,329,517	$ (69,559)
U.S. 5-Year Treasury Note	2,238	Long	3/31/25	237,909,892	(1,697,861)
U.S. 10-Year Treasury Note	390	Long	3/20/25	42,412,500	(634,214)
U.S. Ultra 10-Year Treasury Note	13	Long	3/20/25	1,447,063	(33,892)
Euro-Bobl	(14)	Short	3/6/25	(1,709,193)	21,753
Euro-Bund	(6)	Short	3/6/25	(829,343)	21,193
Euro-Buxl	(6)	Short	3/6/25	(824,619)	51,461
Euro-Schatz	(7)	Short	3/6/25	(775,743)	3,263
U.S. 2-Year Treasury Note	(2)	Short	3/31/25	(411,219)	173
U.S. 5-Year Treasury Note	(74)	Short	3/31/25	(7,866,547)	68,224
U.S. 10-Year Treasury Note	(64)	Short	3/20/25	(6,960,000)	127,217
U.S. Long Treasury Bond	(455)	Short	3/20/25	(51,798,906)	1,789,564
U.S. Ultra-Long Treasury Bond	(358)	Short	3/20/25	(42,568,438)	1,527,248
					$1,174,570
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	$158	1.00% (pays quarterly)(1)	5.43%	12/20/28	$(22,953)	$38,122	$15,169
Total	$158				$(22,953)	$38,122	$15,169
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Deutsche Bank AG	$ 271	1.00% (pays quarterly)(1)	2.64%	6/20/27	$ (10,097)	$ 17,340	$ 7,243
Ivory Coast	Deutsche Bank AG	312	1.00% (pays quarterly)(1)	2.64	6/20/27	(11,627)	19,991	8,364
Mexico	Citibank, N.A.	2,041	1.00% (pays quarterly)(1)	1.78	12/20/31	(90,780)	63,551	(27,229)
U.S. Single Family Rental	Goldman Sachs International	2,102	7.85% (pays annually)(1)	8.31	3/18/28	(1,206)	5,367	4,161
Total		$4,726				$(113,710)	$106,249	$(7,461)

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $4,884,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $37,817,538, which represents 3.1% of the Fund's net assets applicable to common shares. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.274%, 6/15/47	$ 342,235	$ —	$ (289,793)	$ —	$(7,136)	$ 70,230	$ 30,967	$ 73,207
Series 2015-C23, Class D, 4.137%, 7/15/50	2,332,746	—	—	—	196,538	2,540,039	95,137	2,670,000
Series 2016-C29, Class D, 3.00%, 5/15/49	2,924,627	—	—	—	(44,325)	2,896,030	96,219	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,040,095	—	—	—	122,177	1,173,388	51,868	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,306,494	—	—	—	44,757	2,377,214	121,486	4,488,667
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	1,798,105	—	(1,845,000)	—	46,895	—	20,227	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	21,711,062	719,440,270	(712,390,695)	—	—	28,760,637	1,234,085	28,760,637
Total				$ —	$358,906	$37,817,538	$1,649,989
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 160,618,217	$ —	$ 160,618,217
Closed-End Funds	21,469,960	—	—	21,469,960
Collateralized Mortgage Obligations	—	342,063,100	—	342,063,100
Commercial Mortgage-Backed Securities	—	59,890,596	—	59,890,596
Common Stocks	175,197	9,890,239	1,128,544	11,193,980

Eaton Vance
Limited Duration Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 2,729,235	$ —	$ 2,729,235
Corporate Bonds	—	561,308,662	0	561,308,662
Preferred Stocks	—	443,940	—	443,940
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	544,858,272	1,365,575	546,223,847
Sovereign Government Bonds	—	51,371,727	—	51,371,727
Sovereign Loans	—	3,759,902	—	3,759,902
U.S. Government Agency Mortgage-Backed Securities	—	231,722,635	—	231,722,635
Warrants	17	—	—	17
Miscellaneous	—	70,070	0	70,070
Short-Term Investments:
Affiliated Fund	28,760,637	—	—	28,760,637
U.S. Treasury Obligations	—	1,998,698	—	1,998,698
Total Investments	$50,405,811	$1,970,725,293	$2,494,119	$2,023,625,223
Forward Foreign Currency Exchange Contracts	$ —	$ 4,055,045	$ —	$ 4,055,045
Futures Contracts	3,610,096	—	—	3,610,096
Total	$54,015,907	$1,974,780,338	$2,494,119	$2,031,290,364
Liability Description
TBA Sale Commitments	$ —	$ (22,226,508)	$ —	$ (22,226,508)
Forward Foreign Currency Exchange Contracts	—	(131,219)	—	(131,219)
Futures Contracts	(2,435,526)	—	—	(2,435,526)
Swap Contracts	—	(136,663)	—	(136,663)
Total	$(2,435,526)	$ (22,494,390)	$ —	$ (24,929,916)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.